Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
March 31, 2023
LIM-NPRT1-0523
1.814648.118
Municipal Bonds - 95.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.6%
Black Belt Energy Gas District:
Bonds:
Series 2022 D1, 4%, tender 6/1/27 (b)	9,420	9,420
Series 2022 F, 5.5%, tender 12/1/28 (b)	6,460	6,818
Series 2022 E:
5% 6/1/27	4,175	4,404
5% 6/1/28	5,980	6,353
Hoover Series 2023:
5% 3/1/39	5,000	5,742
5% 3/1/40	11,480	13,080
5% 3/1/41	3,860	4,378
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	43,410
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	5,875	6,268
5% 3/1/30	6,125	6,522
5% 3/1/31	6,135	6,532
5% 3/1/32	4,930	5,246
5% 3/1/33	7,165	7,617
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	748
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	1,961
5% 3/1/27	3,915	3,948
5% 3/1/28	4,225	4,257
5% 3/1/29	3,465	3,488
5% 3/1/30	4,180	4,199
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	21,413
Sumter County Indl. Dev. Auth. Bonds Series 2022, 6%, tender 7/15/32 (b)(c)	13,000	11,703
TOTAL ALABAMA		177,507
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,573
Alaska Hsg. Fin. Corp. Mtg. Rev.:
Series 2022 A, 3% 6/1/51	3,510	3,425
Series 2022 B1, 2% 12/1/32	4,750	4,022
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,971
TOTAL ALASKA		22,991
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (Escrowed to Maturity)	4,320	4,371
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,127
5% 2/1/35	1,580	1,836
5% 2/1/36	1,600	1,837
5% 2/1/37	1,700	1,929
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,117
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	31,940	33,472
Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	64,104
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,425
5% 7/15/33	5,080	6,187
5% 7/15/34	4,715	5,673
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,591
5% 7/1/32	2,915	3,188
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,193
5% 7/1/28	7,255	7,648
5% 7/1/29	7,905	8,332
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,818
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,177
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,757
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	506
5% 5/15/41	1,000	894
5% 5/15/56	2,625	2,181
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,773
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	10,971
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,096
6% 1/1/48 (d)	7,730	5,444
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,470
Series C, 5%, tender 10/18/24 (b)	9,710	10,027
Series 2016 A:
4% 1/1/24	6,310	6,369
5% 1/1/24	1,990	2,023
5% 1/1/25	7,560	7,844
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
4% 7/1/35	2,195	2,313
5% 7/1/33	7,320	8,557
5% 7/1/34	12,000	13,955
Mesa Util. Sys. Rev. Series 2021, 4% 7/1/35	2,000	2,106
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,347
5% 7/1/28 (c)	3,085	3,306
5% 7/1/36 (c)	1,000	1,047
5% 7/1/42 (c)	2,210	2,274
Series 2019 A, 5% 7/1/49	1,500	1,584
Series 2019 B, 5% 7/1/34 (c)	2,000	2,177
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,086
5% 7/1/30	3,680	4,127
5% 7/1/31	1,255	1,404
5% 7/1/32	3,675	4,093
5% 7/1/36	1,000	1,087
5% 7/1/39	1,090	1,170
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,528
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,677
5% 7/1/24	1,410	1,452
5% 7/1/25	2,285	2,407
5% 7/1/27	3,000	3,317
TOTAL ARIZONA		306,394
California - 5.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,910	6,885
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,071
Series 2016:
5% 8/1/26	14,065	15,320
5% 8/1/29	6,970	7,573
5% 9/1/29	2,755	2,999
Series 2017, 5% 8/1/30	14,245	15,813
Series 2020:
4% 3/1/24	6,790	6,886
4% 3/1/26	3,300	3,456
4% 11/1/34	5,000	5,367
4% 11/1/35	1,000	1,064
4% 3/1/36	2,615	2,761
4% 11/1/36	9,885	10,427
5% 11/1/31	21,985	26,143
5% 11/1/31	3,500	4,162
5% 11/1/32	6,245	7,412
5% 11/1/32	10,000	11,868
Series 2021:
4% 10/1/24	13,025	13,315
4% 10/1/26	7,965	8,425
5% 12/1/23	9,020	9,171
5% 10/1/24	5,210	5,402
Series 2022:
5% 9/1/34	3,820	4,600
5% 4/1/35	6,645	7,907
5% 4/1/35	2,520	2,832
5% 9/1/35	6,180	7,374
5% 9/1/35	3,635	4,338
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,903
Series 2020 A:
4% 4/1/35	1,170	1,195
4% 4/1/36	5,000	5,078
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	20,969	19,969
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,766
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2022 A:
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	400	449
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	210	238
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	435	491
5.25% 11/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,144
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2021 A, 3.875%, tender 4/3/23 (b)(c)	30,000	30,000
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,622
Series 2020, 3.95%, tender 6/1/23 (b)(c)	2,500	2,502
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.45%, tender 4/17/23 (b)(c)(d)	18,900	18,896
Series 2017 A2, 3.45%, tender 4/17/23 (b)(c)(d)	18,400	18,396
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	400	388
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	495	478
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29	995	1,159
5% 8/1/30	1,265	1,503
5% 8/1/31	555	671
5% 8/1/32	2,095	2,521
5% 8/1/33	2,085	2,498
5% 8/1/34	1,035	1,232
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	18,178
Series 2015, 5% 2/1/45	4,090	3,744
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	4,855	4,875
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,053
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,674
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/24 (c)	2,170	2,216
5% 5/15/24 (Escrowed to Maturity) (c)	295	302
Series 2018 A, 5% 5/15/34 (c)	1,000	1,076
Series 2018 C, 5% 5/15/36 (c)	2,960	3,118
Series 2019 A, 5% 5/15/35 (c)	2,085	2,255
Series 2019 D, 5% 5/15/38 (c)	3,045	3,216
Series 2020 C, 5% 5/15/45 (c)	5,820	6,138
Series 2021 D:
4% 5/15/38 (c)	4,605	4,646
4% 5/15/38 (Pre-Refunded to 11/15/31 @ 100) (c)	260	280
5% 5/15/35 (c)	1,840	2,045
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	105	121
5% 5/15/36 (c)	6,885	7,577
5% 5/15/36 (Pre-Refunded to 11/15/31 @ 100) (c)	385	444
Series 2022 A:
4% 5/15/37 (c)	13,805	14,005
5% 5/15/36 (c)	755	835
Series 2023 A:
5% 5/15/33 (c)(e)	12,595	14,420
5% 5/15/34 (c)(e)	13,295	15,137
5% 5/15/35 (c)(e)	5,000	5,636
5% 5/15/36 (c)(e)	1,500	1,672
5% 5/15/37 (c)(e)	1,000	1,104
5% 5/15/38 (c)(e)	1,000	1,098
5.25% 5/15/39 (c)(e)	1,200	1,341
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	10,146
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	4,010
5% 7/1/27	7,615	8,491
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 4.11%, tender 5/21/24 (b)(f)	7,470	7,442
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,218
4% 8/1/26	460	484
4% 8/1/28	3,340	3,620
4% 8/1/30	530	587
4% 8/1/31	340	380
4% 8/1/33	3,490	3,887
4% 8/1/34	2,430	2,705
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,603
5% 8/1/28	970	1,023
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,126
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	1,011
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Escrowed to Maturity)	18,615	19,350
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,317
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,162
5% 9/1/28	1,550	1,623
5% 9/1/32	1,630	1,689
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,704
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33	1,000	1,168
5% 8/1/34	1,000	1,156
5% 8/1/37	1,000	1,127
5% 8/1/38	1,000	1,123
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured)	495	596
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,437
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	886
Series 2021 B:
5% 7/1/37 (c)	16,945	18,371
5% 7/1/38 (c)	17,150	18,522
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,512
5% 5/1/49 (c)	15,380	15,883
Series 2022 A:
5% 5/1/26 (c)	13,120	13,829
5% 5/1/27 (c)	13,295	14,255
Series A, 5% 5/1/44 (c)	3,170	3,180
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	1,000	911
Univ. of California Revs. Series 2023 BM:
5% 5/15/33	2,850	3,579
5% 5/15/35	2,500	3,050
5% 5/15/36	515	618
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,499
TOTAL CALIFORNIA		641,301
Colorado - 2.6%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	3,068
5% 12/15/34	6,940	8,146
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,411
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,460
5%, tender 11/19/26 (b)	930	1,016
5%, tender 11/19/26 (b)	9,160	9,772
Series 2022 B, 5%, tender 8/17/26 (b)	8,705	9,389
Series 2022 C, 5%, tender 8/15/28 (b)	11,655	12,966
Series 2019 A1:
4% 8/1/39	3,940	3,795
5% 8/1/36	4,000	4,257
Series 2019 A2, 5% 8/1/44	16,590	17,120
Series 2022 A:
5% 5/15/31	2,500	2,963
5% 5/15/32	2,000	2,407
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,420	1,439
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	596
4% 7/15/35	1,900	1,914
4% 7/15/38	700	683
4% 7/15/39	1,800	1,740
5% 1/15/30	500	545
5% 7/15/30	350	384
5% 1/15/31	500	551
5% 7/15/31	500	551
5% 1/15/32	700	770
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,413
5% 6/1/31	1,580	1,793
Colorado Springs Utils. Rev. Series 2020:
4% 11/15/36	525	548
4% 11/15/37	670	691
5% 11/15/33	400	468
5% 11/15/33	700	820
5% 11/15/34	685	797
5% 11/15/35	460	531
5% 11/15/36	440	502
5% 11/15/37	635	720
5% 11/15/38	885	998
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	37,149
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,301
5% 11/15/27 (c)	1,025	1,108
5% 11/15/28 (c)	5,890	6,347
5% 11/15/29 (c)	4,855	5,223
5% 11/15/30 (c)	3,885	4,170
Series 2018 A:
5% 12/1/30 (c)	7,475	8,360
5% 12/1/31 (c)	15,915	17,249
5% 12/1/35 (c)	3,350	3,574
Series 2022 A:
5% 11/15/26 (c)	15,500	16,560
5% 11/15/37 (c)	7,000	7,719
Series 2022 D:
5.5% 11/15/31 (c)	15,970	18,862
5.5% 11/15/32 (c)	4,390	5,252
5.5% 11/15/33 (c)	4,935	5,881
5.75% 11/15/34 (c)	2,540	3,061
5.75% 11/15/35 (c)	2,360	2,815
Denver City & County Gen. Oblig. Series 2022 A, 5% 8/1/37	5,285	6,207
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,233
0% 9/1/37	2,915	1,652
0% 9/1/38	3,650	1,960
Series 2020 A:
5% 9/1/28	2,000	2,251
5% 9/1/34	1,135	1,310
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	22,955
TOTAL COLORADO		290,423
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,160
Series 2016 E:
5% 10/15/26	3,445	3,756
5% 10/15/29	4,975	5,383
Series 2018 E:
5% 9/15/27	4,050	4,504
5% 9/15/29	4,000	4,516
5% 9/15/30	4,000	4,502
5% 9/15/32	1,300	1,453
Series 2018 F, 5% 9/15/27	1,000	1,112
Series 2019 A:
5% 4/15/30	2,345	2,686
5% 4/15/34	2,635	2,994
5% 4/15/35	915	1,031
Series 2020 B, 5% 1/15/26	975	1,043
Series 2020 C:
4% 6/1/35	1,000	1,062
4% 6/1/37	950	980
Series 2021 A, 3% 1/15/39	3,665	3,274
Series 2021 B, 4% 1/15/39	6,745	6,894
Series 2021 D, 5% 7/15/23	3,425	3,448
Series 2022 B, 4% 1/15/36	6,860	7,267
Series 2022 C:
5% 6/15/33	300	360
5% 6/15/36	300	347
Series 2022 D, 5% 9/15/31	600	720
Series A:
3% 1/15/24	1,300	1,305
4% 1/15/24	880	890
Series B, 5% 1/15/25	2,000	2,088
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,696
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	745
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,733
Series 2018 S:
5% 7/1/26	2,200	2,358
5% 7/1/29	970	1,073
Series 2019 A, 5% 7/1/34 (d)	6,000	5,861
Series 2019 Q-1:
5% 11/1/24	1,760	1,824
5% 11/1/25	1,205	1,279
5% 11/1/27	3,115	3,459
5% 11/1/28	1,780	2,017
Series 2020 A:
4% 7/1/36	1,750	1,751
4% 7/1/38	1,580	1,559
5% 7/1/29	1,000	1,109
5% 7/1/30	1,830	2,038
5% 7/1/31	2,975	3,297
5% 7/1/33	4,925	5,434
5% 7/1/34	2,050	2,252
5% 7/1/35	3,200	3,490
Series 2020 K, 4% 7/1/45	350	334
Series 2022 L:
5% 7/1/33	615	709
5% 7/1/34	830	949
5% 7/1/35	910	1,031
5% 7/1/36	935	1,045
5% 7/1/37	1,010	1,116
Series 2022 M:
5% 7/1/29	820	900
5% 7/1/32	3,915	4,439
5% 7/1/33	3,270	3,641
Series N:
4% 7/1/39	4,400	3,858
4% 7/1/49	3,025	2,374
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	24,680	24,143
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,564
Series 2022 A:
5% 7/1/32	1,500	1,816
5% 7/1/33	2,065	2,533
5% 7/1/34	1,500	1,809
5% 7/1/35	3,205	3,811
Series 2022 B:
5% 7/1/32	2,000	2,422
5% 7/1/33	1,000	1,227
Series A, 5% 5/1/29	3,675	4,233
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,018	1,029
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,698
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,916
5% 11/1/27	2,050	2,283
5% 11/1/28	1,260	1,432
TOTAL CONNECTICUT		189,062
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,925
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,375
4% 1/1/40	1,200	1,215
4% 1/1/41	700	705
4% 1/1/42	365	366
5% 1/1/27	730	799
5% 1/1/31	150	178
5% 1/1/36	510	599
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,528
TOTAL DELAWARE		11,690
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,255
5% 1/1/25	2,670	2,712
TOTAL DELAWARE, NEW JERSEY		3,967
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,611
4% 2/1/37	2,500	2,585
Series 2021 E, 4% 2/1/37	3,240	3,350
Series 2023 A:
5% 1/1/39	3,750	4,401
5% 1/1/40	1,330	1,548
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,604
Series 2020 B, 5% 10/1/23	10,000	10,118
Series 2022 A:
5% 7/1/34	4,000	4,822
5% 7/1/40	3,555	4,074
Series 2022 C, 5% 12/1/34	8,665	10,476
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,206
4% 10/1/36	1,760	1,776
4% 10/1/37	1,770	1,775
4% 10/1/38	735	736
5% 10/1/33	1,250	1,373
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,497
5% 10/1/34 (c)	1,940	2,056
5% 10/1/36 (c)	1,820	1,909
Series 2018 A:
5% 10/1/28 (c)	3,885	4,255
5% 10/1/29 (c)	4,030	4,396
5% 10/1/30 (c)	3,165	3,450
5% 10/1/31 (c)	4,540	4,930
Series 2019 A:
5% 10/1/23 (c)	1,160	1,170
5% 10/1/24 (c)	2,395	2,458
5% 10/1/25 (c)	1,530	1,603
Series 2021 A:
4% 10/1/37 (c)	1,680	1,684
4% 10/1/38 (c)	1,865	1,861
4% 10/1/40 (c)	3,250	3,195
5% 10/1/30 (c)	7,470	8,401
5% 10/1/31 (c)	12,695	14,447
5% 10/1/32 (c)	18,670	21,203
5% 10/1/33 (c)	19,170	21,698
5% 10/1/34 (c)	4,480	5,038
5% 10/1/35 (c)	3,985	4,441
5% 10/1/36 (c)	3,175	3,496
Series 2022 A, 5% 10/1/32 (c)	1,250	1,437
Series 2022, 5% 10/1/31 (c)	2,680	3,050
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,713
Washington Metropolitan Area Transit Auth. Series 2023 A:
5% 7/15/33	1,305	1,592
5% 7/15/34	2,450	2,965
5% 7/15/35	2,000	2,395
5% 7/15/37	1,400	1,640
5% 7/15/38	1,100	1,283
5% 7/15/39	1,655	1,920
TOTAL DISTRICT OF COLUMBIA		201,038
Florida - 7.4%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/23	2,530	2,542
5% 7/1/27	4,285	4,673
5% 7/1/28	7,045	7,824
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30	2,690	2,970
5% 4/1/32	620	699
5% 4/1/37	985	1,076
5% 4/1/39	1,670	1,803
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,287
5% 7/1/30	7,240	7,405
Series 2015 C, 5% 7/1/24	2,915	2,998
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,015
Series 2015 A, 5% 10/1/34 (c)	2,000	2,061
Series 2017:
5% 10/1/23 (c)	1,000	1,008
5% 10/1/30 (c)	2,050	2,189
5% 10/1/31 (c)	3,100	3,308
5% 10/1/35 (c)	1,000	1,052
Series 2019 A, 5% 10/1/39 (c)	1,750	1,857
Series 2019 B:
5% 10/1/28 (c)	6,000	6,525
5% 10/1/29 (c)	5,000	5,510
Series A:
5% 10/1/29 (c)	4,090	4,244
5% 10/1/31 (c)	2,915	3,023
5% 10/1/32 (c)	3,885	4,017
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,408
5% 9/1/32	1,055	1,189
Series 2019 B:
4% 9/1/37 (c)	1,970	1,996
5% 9/1/28 (c)	710	783
Broward County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 7/1/26	11,170	11,726
5% 7/1/27	8,900	9,343
5% 7/1/28	3,885	4,060
Series 2015 B:
5% 7/1/25	2,100	2,207
5% 7/1/26	11,335	11,899
5% 7/1/27	7,670	8,052
5% 7/1/28	13,120	13,726
Series 2016, 5% 7/1/32	2,430	2,594
Series 2020 A, 5% 7/1/31	3,000	3,498
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,094
5% 10/1/34	1,250	1,288
5% 10/1/35	500	511
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,619
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,089
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,056
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	910
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,478
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/23	810	819
5% 10/1/24	740	766
5% 10/1/25	1,115	1,182
5% 10/1/31	2,445	2,778
5% 10/1/34	5,390	6,074
5% 10/1/36	3,000	3,343
5% 10/1/37	6,135	6,801
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/41	2,700	2,680
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,473
5% 7/1/28	970	1,018
5% 7/1/30	6,440	6,752
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,068
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,195
Florida Dept. of Trans. Tpk. Rev. Series 2021 C, 3% 7/1/35	4,020	3,820
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,626
5% 3/1/30	1,715	1,697
5% 3/1/31	1,805	1,775
5% 3/1/32	1,890	1,840
Series 2019:
5% 10/1/28	1,060	1,129
5% 10/1/30	1,500	1,606
5% 10/1/31	1,750	1,869
5% 10/1/32	1,305	1,389
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,603
5% 10/1/28	5,000	5,156
5% 10/1/29	2,645	2,726
5% 10/1/30	2,405	2,476
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,897
5% 10/1/31	1,940	2,070
Series 2015 B:
5% 10/1/24	970	1,003
5% 10/1/27	1,455	1,538
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,706
Series 2019 A:
5% 10/1/31 (c)	4,225	4,684
5% 10/1/44 (c)	14,200	14,861
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,311
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,558
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/23 (c)	1,940	1,953
5% 9/1/24 (c)	2,135	2,187
5% 9/1/25 (c)	2,150	2,240
5% 9/1/26 (c)	2,200	2,337
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,442
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,915
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,661
5% 7/1/25	1,940	2,039
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,260
Series A:
4% 10/1/35	5,000	5,194
5% 10/1/30	5,055	5,822
5% 10/1/31	2,625	3,021
5% 10/1/32	4,385	5,037
JEA Wtr. & Swr. Sys. Rev. Series 2020 A, 3% 10/1/36	5,000	4,616
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	996
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,797
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	498
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,339
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	12,082
Series 2019 A1:
5% 4/1/33	1,650	1,821
5% 4/1/34	3,250	3,571
5% 4/1/35	6,325	6,907
5% 4/1/37	2,190	2,349
5% 4/1/39	1,500	1,598
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,054
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	3,056
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (c)	250	250
5% 10/1/24 (c)	9,710	9,721
5% 10/1/24	2,100	2,103
Series 2014 A:
5% 10/1/27 (c)	1,770	1,804
5% 10/1/29 (c)	2,725	2,776
5% 10/1/33 (c)	5,440	5,513
5% 10/1/37	7,185	7,323
Series 2015 A:
5% 10/1/35 (c)	2,430	2,451
5% 10/1/38 (c)	1,335	1,357
Series 2016 A:
5% 10/1/30	2,430	2,592
5% 10/1/31	970	1,034
Series 2017 B, 5% 10/1/40 (c)	3,190	3,282
Series 2020 A:
4% 10/1/36	2,000	2,050
4% 10/1/38	2,250	2,285
5% 10/1/32	2,150	2,484
5% 10/1/33	3,325	3,818
Miami-Dade County Cap. Asset Acquisition:
Series 2016:
5% 10/1/28	5,385	5,793
5% 10/1/29	3,985	4,265
5% 10/1/30	7,215	7,711
Series 2021 A:
4% 4/1/44	8,990	8,958
4% 4/1/46	9,860	9,660
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,972
Series 2014 A, 5% 7/1/44	2,815	2,841
Series 2016 A:
5% 7/1/32	3,865	4,094
5% 7/1/33	3,205	3,390
Series A:
5% 7/1/31	1,455	1,542
5% 7/1/34	970	1,023
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,010
Series 2016 A:
5% 7/1/29	10,905	12,539
5% 7/1/31	11,690	13,564
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,925
(Waste Mgmt., Inc. Proj.) Series 2018 A, 4.345%, tender 7/1/24 (b)(c)	9,620	9,382
Series 2018 B, 4.345%, tender 7/1/24 (b)(c)	12,500	12,190
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	11,715
5% 11/1/25	11,880	12,284
5% 11/1/26	7,720	8,004
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,296
Series 2015 B, 5% 5/1/28	13,295	13,937
Series 2015 D:
5% 2/1/29	3,935	4,165
5% 2/1/30	6,310	6,672
Series 2016 A:
5% 8/1/27	7,340	7,878
5% 5/1/31	19,200	20,376
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/39	4,180	4,388
Series 2023 A:
5% 10/1/32	1,605	1,878
5% 10/1/33	750	882
5% 10/1/34	1,000	1,165
5% 10/1/35	1,000	1,145
5% 10/1/36	600	679
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,197
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,670
5% 10/1/25	875	929
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	335
5% 12/1/24 (Escrowed to Maturity)	660	685
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,768
5% 5/15/30	1,670	1,548
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,283
Series 2015 B:
5% 8/1/25	1,580	1,668
5% 8/1/26	10,160	10,687
5% 8/1/27	8,045	8,462
5% 8/1/28	5,325	5,597
Series 2015 D:
5% 8/1/26	23,370	24,582
5% 8/1/27	10,595	11,144
5% 8/1/28	3,620	3,805
Series 2017 A, 5% 8/1/26	21,905	23,677
Series 2018 A:
5% 8/1/23	1,115	1,123
5% 8/1/24	1,270	1,309
5% 8/1/25	4,550	4,803
5% 8/1/26	1,880	2,032
Series 2021 A:
5% 8/1/38	3,720	4,172
5% 8/1/39	7,440	8,293
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,550
5% 10/1/34	2,400	2,778
5% 10/1/38	2,905	3,251
5% 10/1/39	3,060	3,403
5% 10/1/40	3,215	3,550
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,474
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,589
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	511
5% 7/1/39	1,000	982
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,950
5% 7/1/27	4,130	4,151
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	1,951
5% 7/1/24	1,700	1,749
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,145
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,534
5% 8/15/25	3,980	4,165
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,769
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2001 A, 6% 10/1/29	2,430	2,964
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	408
4% 10/15/36	375	380
4% 10/15/38	750	751
4% 10/15/39	1,000	998
5% 10/15/44	1,365	1,438
5% 10/15/49	2,560	2,682
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,148
Series 2019:
5% 8/1/23	3,450	3,476
5% 8/1/24	1,800	1,855
TOTAL FLORIDA		827,230
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,628
5% 7/1/27	9,365	10,334
Series 2021 C:
4% 7/1/38 (c)	745	744
5% 7/1/23 (c)	690	693
5% 7/1/25 (c)	710	740
5% 7/1/32 (c)	1,750	1,982
5% 7/1/33 (c)	1,050	1,186
5% 7/1/34 (c)	750	843
5% 7/1/35 (c)	1,000	1,114
5% 7/1/36 (c)	1,050	1,156
5% 7/1/37 (c)	1,115	1,218
Atlanta Gen. Oblig. Series 2022 A1, 5% 12/1/34	2,250	2,705
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,020
5% 11/1/29	2,430	2,550
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009, 3.95%, tender 3/8/28 (b)	19,870	20,159
Series 2013, 2.875%, tender 8/19/25 (b)	11,435	11,206
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,798
5% 7/1/27	1,500	1,660
5% 7/1/38	2,000	2,197
5% 7/1/39	1,250	1,366
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	1,996
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,963
Series 2012:
1.7%, tender 8/22/24 (b)	9,660	9,406
2.875%, tender 8/19/25 (b)	3,575	3,503
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,713
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,321
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	11,188
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,027
5% 7/1/26	1,000	1,081
5% 7/1/28	2,000	2,258
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,358
5% 7/1/36	1,300	1,446
5% 7/1/37	1,600	1,766
5% 7/1/39	1,250	1,366
Series 2019, 5% 6/15/44	2,365	2,577
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 4% 2/15/37	1,080	1,089
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,359
4% 8/1/35	15,000	16,223
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,062
5% 1/1/28	520	566
5% 1/1/29	1,140	1,261
5% 1/1/31	700	770
5% 1/1/32	515	566
5% 1/1/33	1,200	1,314
Series 2020 A:
4% 1/1/34	1,870	1,918
5% 11/1/27	600	653
5% 11/1/28	820	908
5% 11/1/29	935	1,049
5% 1/1/31	1,000	1,132
5% 1/1/31	1,250	1,415
5% 1/1/32	1,150	1,300
5% 1/1/32	1,000	1,130
5% 1/1/33	1,000	1,128
5% 1/1/35	1,000	1,116
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,651
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,062
4% 1/1/51	630	527
5% 1/1/56	1,635	1,670
5% 1/1/56	560	561
5% 1/1/56	820	838
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,443
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,058
5% 1/1/63	1,485	1,487
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,845	3,156
Series 2023 A:
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	360	421
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,162
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	365	424
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	845	968
5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	310	355
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	650	734
5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	450	508
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	495	551
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,230	1,359
5% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	435	481
5% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	500	549
Series GG:
5% 1/1/24	3,520	3,524
5% 1/1/25	1,215	1,216
5% 1/1/26	4,855	4,861
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/24	1,360	1,404
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2020, 4% 8/1/38	2,000	1,887
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,301
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,401
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	37,132
Series 2022 B, 5%, tender 6/1/29 (b)	14,495	15,064
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,150
Series 2023 B, 5%, tender 3/1/30 (b)	14,245	15,077
Series 2022 A, 4% 12/1/29	3,515	3,456
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	2,150	2,180
Series 2012, 3.875%, tender 3/6/26 (b)	2,785	2,823
Series 2023:
3.875%, tender 3/6/26 (b)	3,500	3,548
3.875%, tender 3/6/26 (b)	3,500	3,548
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	953
4% 4/1/41	1,500	1,477
5% 4/1/32	800	911
5% 4/1/34	2,420	2,735
Series 2020 B, 5% 9/1/34	3,500	4,095
TOTAL GEORGIA		392,935
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	927
4% 7/1/37 (c)	1,385	1,369
4% 7/1/38 (c)	1,400	1,368
4% 7/1/39 (c)	1,500	1,464
4% 7/1/40 (c)	535	521
5% 7/1/33 (c)	6,795	7,516
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,425
5% 1/1/35	5,000	5,612
Series 2019, 5% 1/1/30	5,140	5,864
Series 2020 A:
4% 7/1/33 (c)	1,000	1,035
4% 7/1/35 (c)	280	285
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,384
Series 2019 A:
5% 9/1/27	2,000	2,228
5% 9/1/30	6,500	7,363
Series 2019 D, 5% 8/1/26	4,500	4,887
Series 2020 F:
5% 7/1/33	1,955	2,280
5% 7/1/34	860	997
Series 2022 A:
5% 11/1/23	2,220	2,251
5% 11/1/25	2,620	2,790
5% 11/1/26	700	765
5% 11/1/27	2,630	2,941
5% 11/1/28	4,210	4,809
Series C:
4% 7/1/34	850	912
4% 7/1/37	750	776
4% 7/1/39	1,200	1,224
4% 7/1/40	1,250	1,269
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,438
5% 10/1/30	4,280	5,048
Series 2020 D, 5% 10/1/29	1,025	1,187
TOTAL HAWAII		77,935
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/23	1,575	1,585
5% 7/15/24	1,260	1,296
5% 7/15/25	1,260	1,328
5% 7/15/27	3,140	3,457
Series 2019 A, 4% 1/1/50	705	710
Series 2021 A:
4% 7/15/36	2,250	2,307
4% 7/15/37	750	763
4% 7/15/38	1,750	1,764
4% 7/15/39	1,500	1,507
TOTAL IDAHO		14,717
Illinois - 9.6%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	734
0% 1/1/28	575	496
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,832
Series 2015 C, 5.25% 12/1/39	1,455	1,470
Series 2016 B, 6.5% 12/1/46	700	738
Series 2017 A, 7% 12/1/46 (d)	2,400	2,603
Series 2017 C, 5% 12/1/26	905	939
Series 2017 D, 5% 12/1/27	2,500	2,608
Series 2017 H:
5% 12/1/36	5,215	5,310
5% 12/1/46	3,275	3,217
Series 2018 A:
5% 12/1/24	560	569
5% 12/1/27	6,280	6,553
5% 12/1/33	700	724
5% 12/1/34	1,400	1,440
Series 2018 C:
5% 12/1/24	725	737
5% 12/1/26	4,625	4,797
5% 12/1/46	11,410	11,269
Series 2019 A:
5% 12/1/24	2,300	2,338
5% 12/1/28	6,520	6,845
5% 12/1/28	510	535
5% 12/1/29	930	982
5% 12/1/30	1,335	1,403
5% 12/1/30	900	946
5% 12/1/32	1,250	1,303
Series 2021 B, 5% 12/1/31	3,250	3,434
Series 2022 A, 5% 12/1/47	11,070	10,930
Chicago Gen. Oblig.:
Series 2019 A, 5.5% 1/1/35	2,000	2,149
Series 2020 A, 5% 1/1/31	1,600	1,698
Series 2021 A:
5% 1/1/31	7,690	8,208
5% 1/1/34	4,995	5,282
Series 2023 A:
4% 1/1/35	8,000	7,904
5% 1/1/34	7,000	7,549
5% 1/1/35	2,460	2,649
5.25% 1/1/36	1,500	1,634
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	3,007
5% 1/1/32 (c)	6,310	6,360
Series 2014 B, 5% 1/1/24	3,235	3,285
Series 2016 A:
5% 1/1/29 (c)	2,155	2,239
5% 1/1/30 (c)	3,290	3,417
5% 1/1/31 (c)	3,850	3,997
Series 2016 B, 5% 1/1/41	3,390	3,474
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,058
Series 2015 B, 5% 1/1/32	5,235	5,403
Series 2015 C, 5% 1/1/24 (c)	1,245	1,261
Series 2016 C:
5% 1/1/24	1,455	1,480
5% 1/1/25	2,285	2,378
5% 1/1/26	1,940	2,068
5% 1/1/33	2,305	2,424
5% 1/1/34	2,670	2,801
Series 2016 D, 5% 1/1/52	6,740	6,899
Series 2017 D:
5% 1/1/27 (c)	2,415	2,560
5% 1/1/28 (c)	460	487
5% 1/1/31 (c)	2,850	3,006
5% 1/1/33 (c)	1,455	1,532
Series 2018 A:
5% 1/1/48 (c)	3,585	3,676
5% 1/1/53 (c)	6,110	6,240
Series 2018 B, 5% 1/1/53	2,155	2,245
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,176
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,512
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017, 5% 6/1/23	1,520	1,524
Series 2021:
5% 6/1/27	2,250	2,420
5% 6/1/28	2,500	2,724
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	990	999
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	1,050	1,063
5% 11/15/24	1,150	1,187
5% 11/15/25	1,150	1,213
5% 11/15/26	2,300	2,479
Series 2021 B:
4% 11/15/26	1,575	1,646
4% 11/15/27	1,585	1,671
4% 11/15/28	795	844
Series 2022 A:
5% 11/15/29	4,365	4,958
5% 11/15/33	1,425	1,651
Cook County Sales Tax Rev.:
Series 2022 B, 5% 11/15/32	405	473
Series 2022 B, 5% 11/15/34	300	343
Series 2022 B:
5% 11/15/35	850	960
5% 11/15/36	1,725	1,927
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,315
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,303
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,842
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	38,200	38,389
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,531
5% 8/15/31	1,060	1,232
5% 8/15/32	1,500	1,736
5% 8/15/33	1,250	1,440
Series 2021 A, 4% 7/15/39	1,500	1,525
Series 2022 A:
5% 8/15/38	2,700	3,006
5% 8/15/39	3,300	3,643
Series 2023 A:
5% 5/15/35	625	751
5% 5/15/36	400	474
5% 5/15/38	465	537
5% 5/15/40	2,500	2,843
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/24	1,480	1,503
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	604
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,456
5% 7/15/26	1,940	2,085
5% 7/15/28	2,040	2,268
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,815
5% 5/15/30	9,845	10,723
5% 5/15/31	21,400	23,184
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,757
5% 2/15/28	6,800	7,387
5% 2/15/29	10,570	11,486
5% 2/15/36	2,200	2,347
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	843
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,041
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	913
Series 2013:
5% 11/15/26	2,600	2,603
5% 11/15/29	780	781
Series 2015 A:
5% 5/15/25	760	744
5% 11/15/27	1,015	1,067
5% 11/15/28	1,215	1,275
5% 11/15/29	1,830	1,915
5% 11/15/32	3,375	3,517
5% 11/15/35	1,500	1,542
Series 2015 B, 5% 11/15/26	2,940	3,077
Series 2015 C:
5% 8/15/35	5,925	6,082
5% 8/15/44	28,260	28,331
Series 2016 A:
5% 2/15/24	1,455	1,482
5% 2/15/25	995	1,033
5% 2/15/26	1,455	1,544
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,751
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,425
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,650	1,783
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	6,177
5% 2/15/45	1,600	1,638
Series 2016 C:
3.75% 2/15/34	1,250	1,272
4% 2/15/36	5,330	5,395
5% 2/15/24	565	576
5% 2/15/31	1,650	1,791
5% 2/15/32	12,195	13,224
5% 2/15/33	4,855	5,253
5% 2/15/41	6,865	7,153
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	37
5% 5/15/28	2,380	2,518
5% 5/15/29	1,330	1,403
5% 12/1/29	1,755	1,851
5% 12/1/33	1,900	1,987
5% 12/1/40	4,765	4,867
5% 12/1/46	3,250	3,288
Series 2017 A, 5% 8/1/47	750	750
Series 2017:
5% 7/1/29	5,030	5,503
5% 1/1/30	4,855	5,309
5% 7/1/31	8,630	9,428
Series 2019:
4% 9/1/35	1,000	869
5% 9/1/29	650	653
5% 9/1/31	500	500
5% 9/1/32	1,000	996
5% 9/1/34	1,100	1,077
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,570
Series 2012, 5% 8/1/23	3,310	3,331
Series 2013, 5.5% 7/1/38	3,885	3,897
Series 2014:
5% 4/1/23	7,400	7,400
5% 2/1/26	2,195	2,225
5% 2/1/27	2,590	2,623
5% 4/1/28	2,070	2,100
5% 5/1/28	910	924
5% 5/1/32	2,430	2,464
5% 5/1/33	6,410	6,495
5.25% 2/1/31	10,195	10,329
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	12,435	12,918
5% 6/1/25	7,620	7,936
5% 6/1/26	1,035	1,098
5% 2/1/27	8,355	8,971
5% 2/1/28	5,965	6,399
5% 2/1/29	5,605	6,003
5% 1/1/33	1,085	1,131
5% 1/1/35	3,600	3,740
5% 1/1/41	2,100	2,148
5% 11/1/41	3,900	4,007
Series 2017 A, 5% 12/1/38	1,250	1,306
Series 2017 D, 5% 11/1/25	12,765	13,400
Series 2019 B:
5% 9/1/23	5,580	5,624
5% 9/1/24	5,580	5,731
Series 2020 B:
4% 10/1/32	3,610	3,805
5% 10/1/30	11,425	12,867
Series 2020 C, 4.125% 10/1/36	1,500	1,522
Series 2021 A, 5% 3/1/30	2,000	2,240
Series 2022 A:
5% 3/1/30	10,690	11,964
5% 3/1/35	8,775	9,870
5.25% 3/1/37	4,590	5,163
Series 2022 B:
5% 3/1/29	3,650	4,038
5% 3/1/30	15,000	16,779
5% 3/1/31	23,510	26,592
5% 3/1/32	6,160	7,035
5% 3/1/33	14,300	16,268
5% 3/1/34	30,000	33,982
5% 3/1/36	18,040	20,121
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	14,250	14,160
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,617	7,902
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,322
Series D, 3.75% 4/1/50	1,665	1,667
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,209
5% 2/1/31	3,465	3,623
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,021
Series 2021 C:
5% 6/15/23	1,480	1,485
5% 6/15/24	1,710	1,744
5% 6/15/25	985	1,020
5% 6/15/26	1,500	1,575
5% 6/15/27	3,000	3,189
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	5,992
Series 2016 A, 5% 12/1/31	1,735	1,833
Series 2019 A, 5% 1/1/44	3,730	3,976
Series 2019 C, 5% 1/1/31	4,350	5,029
Series A:
5% 1/1/39	2,100	2,311
5% 1/1/41	4,580	4,980
Series C:
5% 1/1/25	3,900	4,061
5% 1/1/26	4,650	4,968
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	8,935
Series 2017, 5% 1/1/29	1,790	1,942
Lake County Forest Preservation District Series 2021, 2% 12/15/33	1,000	864
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,638
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,781
0% 1/15/24 (Escrowed to Maturity)	3,325	3,254
0% 1/15/25	7,510	7,079
0% 1/15/26	5,645	5,168
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,277
5% 2/1/27	5,825	6,066
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,570
Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	721
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,260
Series 2002 A, 0% 6/15/31	1,755	1,306
Series 2002:
0% 12/15/23	4,015	3,918
0% 12/15/23 (Escrowed to Maturity)	100	98
Series 2020 A, 5% 6/15/50	38,595	38,964
Series 2022 A:
0% 6/15/36	1,350	746
0% 6/15/37	1,395	720
0% 12/15/37	1,380	690
0% 6/15/38	1,500	727
0% 12/15/38	1,500	710
0% 6/15/39	1,750	799
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	10,492
5% 6/1/24	13,685	13,992
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,839
6.25% 10/1/38	3,785	3,845
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	5,015
TOTAL ILLINOIS		1,061,837
Indiana - 1.4%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
(Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	15,000	15,002
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,729
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,272
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	11,980	11,989
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,382
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,475
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	4,954
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	22,796
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,044
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,023
Series 2015, 5% 3/1/36	8,060	8,302
Series 2016:
5% 9/1/26	970	1,046
5% 9/1/29	485	519
5% 9/1/36	2,090	2,196
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2015 A:
5% 10/1/26	2,405	2,486
5% 10/1/28	1,145	1,183
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	2,939
Series 2021 B, 3% 7/1/50	2,485	2,433
Series A, 3% 7/1/51	1,730	1,695
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,821
Series 2021 A, 5% 6/1/24	1,800	1,844
Series 2022 G2:
5% 1/1/32 (c)	550	622
5% 1/1/33 (c)	875	985
5% 1/1/34 (c)	750	841
5% 1/1/35 (c)	850	945
5.25% 1/1/36 (c)	1,000	1,120
5.25% 1/1/37 (c)	850	944
5.25% 1/1/38 (c)	1,000	1,102
5.25% 1/1/39 (c)	2,075	2,275
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	10,955
5% 10/1/25	11,400	12,071
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,314
5% 4/1/30	2,220	2,460
5% 4/1/33	1,445	1,595
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,532
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	12,579
TOTAL INDIANA		151,470
Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2021 A, 4% 5/15/28	2,355	2,132
Series A:
5% 5/15/43	1,410	1,104
5% 5/15/48	2,910	2,193
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,063
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B:
5% 12/1/30 (c)	2,000	2,242
5% 12/1/31 (c)	2,000	2,256
5% 12/1/32 (c)	2,000	2,267
TOTAL IOWA		16,257
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	1,018
5% 9/1/32	1,115	1,164
TOTAL KANSAS		2,182
Kentucky - 2.1%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,171
5% 2/1/28	880	947
5% 2/1/29	530	577
5% 2/1/31	460	495
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,311
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	832
5% 1/1/26	585	623
5% 1/1/29	1,555	1,655
5% 1/1/30	1,625	1,725
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,881
5% 9/1/28	1,880	2,116
5% 9/1/30	520	583
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	485
4% 6/1/33	375	391
4% 6/1/35	235	239
4% 6/1/38	570	554
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,209
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,782
5% 6/1/26	1,815	1,873
5% 6/1/27	1,910	1,967
5% 6/1/28	2,005	2,061
5% 6/1/29	2,105	2,159
5% 6/1/30	2,215	2,267
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4%, tender 6/1/23 (b)(c)	8,720	8,727
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,800
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,266
Series D:
5% 5/1/27	970	1,059
5% 5/1/28	970	1,057
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	17,815
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,393
5% 5/1/29	565	628
5% 5/1/31	1,425	1,588
Series 2015, 5% 8/1/28	1,035	1,090
Series 2016 A:
5% 2/1/29	5,555	5,928
5% 2/1/30	5,670	6,046
5% 2/1/32	2,230	2,371
5% 2/1/33	2,770	2,936
Series 2016 B, 5% 11/1/26	4,825	5,230
Series 2017, 5% 4/1/27	4,625	5,041
Series A:
5% 11/1/31	2,000	2,232
5% 11/1/32	3,000	3,335
5% 11/1/33	1,500	1,660
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Series 2022 B:
5% 7/1/32	400	473
5% 7/1/34	400	467
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	41,113
Series C1, 4%, tender 6/1/25 (b)	28,000	27,873
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,612
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,743
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	4,050
Series 2013 A:
5.5% 10/1/33	2,430	2,459
5.75% 10/1/38	6,245	6,313
Series 2016 A:
5% 10/1/29	17,585	18,649
5% 10/1/32	3,230	3,405
Series 2020 A, 5% 10/1/37	4,300	4,526
Louisville & Jefferson County Metropolitan Govt. Board Wtr. Works Sys. Rev. Series 2022, 5% 11/15/35	2,980	3,520
TOTAL KENTUCKY		235,308
Louisiana - 0.6%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,677
4% 2/1/36	1,960	2,045
4% 2/1/38	1,445	1,459
4% 2/1/39	2,890	2,910
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	2,957
Series 2018 E:
5% 7/1/35	1,655	1,793
5% 7/1/36	1,795	1,929
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,460
5% 1/1/25 (c)	2,915	2,995
5% 1/1/27 (c)	2,185	2,242
Series 2017 B:
5% 1/1/29 (c)	390	413
5% 1/1/31 (c)	730	770
5% 1/1/36 (c)	630	655
5% 1/1/37 (c)	485	502
Series 2017 D2:
5% 1/1/26 (c)	730	762
5% 1/1/29 (c)	485	513
5% 1/1/30 (c)	665	702
5% 1/1/32 (c)	1,495	1,573
5% 1/1/35 (c)	1,115	1,164
5% 1/1/38 (c)	570	587
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	9,073
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)(e)	21,710	21,710
2.1%, tender 7/1/24 (b)	4,670	4,558
TOTAL LOUISIANA		67,449
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,238
Series 2016 A:
4% 7/1/41	2,030	1,837
4% 7/1/46	2,765	2,367
5% 7/1/41	860	858
5% 7/1/46	865	804
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,354
5% 7/1/27	1,940	2,047
TOTAL MAINE		14,505
Maryland - 1.9%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,719
Series 2021, 5% 3/1/25	1,520	1,592
Series 2023:
5% 3/1/39	5,140	6,041
5% 3/1/39	1,885	2,216
5% 3/1/40	2,385	2,785
5% 3/1/40	1,980	2,312
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/35	1,475	1,760
5% 10/15/37	865	1,009
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,792
5% 7/1/31	6,580	7,169
5% 7/1/33	6,635	7,209
Series 2017 D, 5% 7/1/33	5,630	6,117
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,875	2,894
Series 2019 C, 3.5% 3/1/50	3,340	3,321
Maryland Dept. of Trans.:
Series 2019, 4% 10/1/32	3,600	3,804
Series 2021 B:
5% 8/1/32 (c)	1,250	1,406
5% 8/1/33 (c)	1,000	1,118
5% 8/1/35 (c)	1,850	2,037
5% 8/1/36 (c)	1,000	1,091
Series 2022 A:
5% 12/1/23	2,055	2,088
5% 12/1/25	1,400	1,495
5% 12/1/28	1,265	1,445
Series 2022 B:
5% 12/1/24	2,370	2,467
5% 12/1/25	3,500	3,737
Series 2022, 5% 12/1/26	1,205	1,319
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,439
5% 6/1/24	1,455	1,488
5% 6/1/25	1,455	1,497
5% 6/1/26	1,940	2,028
5% 6/1/27	1,310	1,388
5% 6/1/31	970	1,039
5% 6/1/32	970	1,037
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	458
4% 9/1/40	2,095	1,838
4% 9/1/50	2,625	2,138
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36 (c)	3,185	3,329
5% 12/31/37 (c)	2,500	2,596
5% 12/31/38 (c)	2,200	2,281
5% 6/30/39 (c)	3,700	3,817
5% 12/31/39 (c)	1,700	1,754
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	30,752
Series 2021 A:
4% 8/1/35	2,575	2,771
5% 8/1/33	1,810	2,173
Series 2022 2C:
4% 3/1/28	7,595	8,215
5% 3/1/26	11,000	11,837
Series 2022 A:
5% 6/1/34	1,995	2,418
5% 6/1/35	3,765	4,521
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	502
4% 6/1/46	750	677
4% 6/1/51	1,000	875
4% 6/1/55	1,000	859
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,033
5% 7/1/28	1,300	1,343
5% 7/1/29	2,200	2,273
5% 7/1/31	1,000	1,032
Series 2016 A:
4% 7/1/42	1,410	1,284
5% 7/1/33	2,185	2,276
5% 7/1/34	1,600	1,665
5% 7/1/35	605	627
5% 7/1/36	1,700	1,755
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,566
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,506
5% 7/15/37	6,750	7,710
Washington Suburban San. District Series 2023:
5% 6/1/40	6,875	8,054
5% 6/1/41	4,140	4,824
TOTAL MARYLAND		215,618
Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/33	1,905	2,408
Series 2015 A, 5% 7/1/45	1,535	1,582
Series 2016 A, 0% 7/1/32	2,000	1,444
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	11,086
5% 6/1/39	10,765	11,697
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/31	7,500	8,509
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	3,995
5% 7/1/30	3,565	3,888
Series 2017, 5% 7/1/23	1,550	1,558
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,476
Series A1, 5%, tender 1/31/30 (b)	10,135	11,509
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,209	3,274
Series 2015 O1, 4% 7/1/45	3,395	3,304
Series 2016 A, 4% 7/15/36	21,300	21,865
Series 2016, 5% 10/1/41	3,800	3,724
Series 2017 A, 5% 1/1/40	2,980	3,038
Series 2019 S1:
5% 10/1/23	2,400	2,426
5% 10/1/24	1,190	1,230
5% 10/1/25	2,670	2,829
Series 2019:
5% 7/1/30	1,435	1,567
5% 7/1/32	1,040	1,129
Series 2022:
5% 10/1/34	1,750	2,099
5% 10/1/35	1,750	2,078
5% 10/1/36	1,500	1,759
Massachusetts Edl. Fing. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	2,600	2,743
5% 7/1/27 (c)	2,350	2,518
5% 7/1/28 (c)	1,775	1,919
5% 7/1/29 (c)	1,925	2,097
5% 7/1/30 (c)	1,000	1,101
5% 7/1/31 (c)	800	899
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/36	2,560	2,854
Series 2019 B, 5% 7/1/36	1,700	1,889
Series 2021 A:
5% 9/1/23	7,285	7,360
5% 9/1/25	13,755	14,600
Series 2022 C:
5% 10/1/33	4,785	5,820
5% 10/1/34	6,000	7,202
Series A, 5% 7/1/28	1,100	1,190
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/31 (c)	5,000	5,529
Series 2019 C, 5% 7/1/44 (c)	3,000	3,136
Series 2021 E:
5% 7/1/23 (c)	550	553
5% 7/1/35 (c)	2,400	2,676
Series 2022 A:
5% 7/1/32 (c)	1,500	1,721
5% 7/1/33 (c)	1,025	1,173
5% 7/1/34 (c)	1,350	1,536
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,472
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2007 B, 5.25% 8/1/33	5,435	6,831
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,417
TOTAL MASSACHUSETTS		206,710
Michigan - 3.1%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,015
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,220
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,380
4% 4/1/42	600	519
5% 4/1/31	900	956
5% 4/1/33	1,075	1,138
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	19,622
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,621
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,161
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	775
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,216
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,428
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,062
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/33	330	393
5% 7/1/35	745	859
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/33	270	322
5% 7/1/35	3,000	3,465
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,452
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	21
5% 5/15/28	2,460	2,603
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,932
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,490
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,903
5% 4/15/35	2,720	2,921
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,681
5% 12/1/24	1,700	1,768
5% 12/1/25	2,915	3,097
5% 12/1/26	1,270	1,380
5% 12/1/27	1,215	1,347
5% 12/1/28	1,940	2,147
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,613
Series 2019 B, 5%, tender 11/16/26 (b)	5,450	5,781
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	11,072
Series 2013:
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	5,425	5,472
5% 8/15/29 (Pre-Refunded to 8/15/23 @ 100)	1,940	1,957
Series 2015 D1:
5% 7/1/27	415	432
5% 7/1/29	970	1,013
5% 7/1/31	1,165	1,216
5% 7/1/32	970	1,012
5% 7/1/33	825	859
Series 2016:
5% 11/15/30	4,480	4,693
5% 11/15/32	1,210	1,266
Series 2020 A:
5% 6/1/30	775	842
5% 6/1/31	1,005	1,097
5% 6/1/32	970	1,055
5% 6/1/33	1,745	1,892
Series 2020, 5% 6/1/40	2,340	2,431
Series 2022:
5% 4/15/32	8,285	9,774
5% 4/15/33	5,065	5,946
5% 4/15/34	2,530	2,950
5% 4/15/35	1,445	1,666
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,548
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,513
5% 12/1/25	1,260	1,339
5% 12/1/26	1,940	2,108
5% 12/1/27	1,295	1,436
5% 12/1/28	2,040	2,257
Bonds Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	24,045
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,105	5,970
Series 2022 D, 5.5% 6/1/53	11,300	12,225
Series A, 3.5% 12/1/50	3,215	3,198
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,197
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,897
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,447
5% 10/1/30	1,645	1,904
5% 10/1/31	1,250	1,468
5% 10/1/32	1,250	1,462
5% 10/1/33	1,325	1,556
5% 10/1/34	1,405	1,631
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	30,891
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	512
5% 3/1/33	1,000	1,161
5% 3/1/34	1,905	2,190
5% 3/1/35	2,000	2,278
5% 3/1/36	2,095	2,362
5% 3/1/37	2,200	2,442
5% 3/1/38	2,310	2,546
5% 3/1/39	2,425	2,657
Series 2022 B:
5% 3/1/33	1,000	1,161
5% 3/1/34	1,250	1,437
5% 3/1/38	1,330	1,466
5% 3/1/39	1,375	1,507
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,299
5% 11/1/29	3,080	3,302
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	1,982
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	614
5% 7/1/29	1,000	1,098
5% 7/1/30	425	471
5% 7/1/31	495	548
5% 7/1/32	545	602
5% 7/1/33	595	656
5% 7/1/34	385	422
5% 7/1/35	400	435
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,737
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,886
5% 5/1/31	1,400	1,600
5% 5/1/32	2,300	2,625
5% 5/1/33	1,875	2,136
5% 5/1/34	2,450	2,781
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,719
5% 5/1/31	4,660	4,958
5% 5/1/32	4,955	5,265
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	269
5% 12/1/30	380	417
5% 12/1/31	390	427
5% 12/1/36	535	570
Series 2017 B:
5% 12/1/29 (c)	685	733
5% 12/1/30 (c)	485	518
5% 12/1/31 (c)	525	560
5% 12/1/33 (c)	375	397
5% 12/1/36 (c)	810	844
Series 2017 C:
5% 12/1/23	2,185	2,217
5% 12/1/24	2,305	2,392
5% 12/1/25	2,150	2,278
5% 12/1/26	1,455	1,577
5% 12/1/27	1,460	1,609
TOTAL MICHIGAN		341,704
Minnesota - 0.6%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,021
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/32 (c)	780	877
5% 1/1/33 (c)	1,165	1,307
5% 1/1/34 (c)	1,135	1,269
5% 1/1/35 (c)	705	782
5% 1/1/36 (c)	565	621
Minnesota Gen. Oblig.:
Series 2021 B, 4% 9/1/32	4,475	4,970
Series 2022 B, 4% 8/1/36	11,000	11,790
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	7,705	7,536
Series 2021, 3% 7/1/51	2,090	2,046
Series 2022 A:
5% 8/1/33	1,875	2,223
5% 8/1/34	1,500	1,760
5% 8/1/35	1,210	1,404
5% 8/1/36	2,320	2,663
Series 2022 B, 5% 8/1/32	2,120	2,537
Series 2022 C:
5% 8/1/33	1,780	2,110
5% 8/1/34	2,685	3,151
5% 8/1/35	2,820	3,273
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 4% 3/1/26	1,095	1,147
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,498
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,847
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,017
TOTAL MINNESOTA		62,849
Mississippi - 0.4%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	10,750	10,843
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	781
4% 10/1/41 (d)	1,360	1,162
5% 10/1/29 (d)	2,000	2,123
5% 10/1/30 (d)	2,800	2,987
5% 10/1/32 (d)	3,070	3,274
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,935
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	551
5% 1/1/31	1,500	1,653
5% 1/1/32	1,750	1,924
5% 1/1/34	1,065	1,166
5% 1/1/35	2,000	2,177
Series 2019 B:
5% 1/1/25	500	516
5% 1/1/26	700	735
5% 1/1/27	1,245	1,329
5% 1/1/28	500	541
5% 1/1/29	510	558
5% 1/1/30	595	656
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,226
Series IV:
5% 10/1/34	1,435	1,556
5% 10/1/38	1,675	1,754
5% 10/1/39	1,000	1,045
TOTAL MISSISSIPPI		46,492
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	2,375	2,435
Series 2017 A, 5% 3/1/27	970	1,015
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,656
Series 2020 A, 5% 3/1/33 (c)	1,600	1,762
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	672
5% 1/1/29	550	616
5% 1/1/31	415	463
5% 1/1/34	380	423
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	676
5% 2/1/30	2,395	2,488
5% 2/1/32	2,645	2,743
5% 2/1/36	2,145	2,210
5% 2/1/45	3,395	3,456
Series 2016:
5% 5/15/29	970	1,023
5% 5/15/30	970	1,020
5% 5/15/31	970	1,020
5% 5/15/36	2,915	3,025
Series 2022 A:
5% 6/1/32	2,150	2,523
5% 6/1/33	1,850	2,145
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	870	876
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,159
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	3,942
Series 2018 A, 5.125% 9/1/48	2,210	1,946
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,108
5% 3/1/35	1,250	1,445
5% 3/1/36	1,250	1,433
5% 3/1/37	1,350	1,528
5% 3/1/38	2,000	2,249
5% 3/1/39	2,740	3,067
TOTAL MISSOURI		61,124
Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,089
4% 10/15/36 (d)	3,065	2,713
4% 10/15/41 (d)	4,910	4,050
4% 10/15/46 (d)	3,195	2,510
4% 10/15/51 (d)	2,625	1,977
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	555	554
Series 2019 B, 4% 6/1/50	510	516
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,237
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/24	2,080	2,111
5% 2/15/25	1,940	2,000
5% 2/15/26	3,105	3,262
TOTAL MONTANA		22,019
Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	15,393
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	1,034
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,230	2,226
Series 2019 E, 3.75% 9/1/49 (c)	2,600	2,579
Series 2020 A, 3.5% 9/1/50	2,445	2,432
Series 2022 B:
5% 3/1/27 (c)	1,165	1,245
5% 9/1/27 (c)	1,185	1,276
5% 3/1/28 (c)	1,205	1,308
5% 9/1/28 (c)	650	708
5% 9/1/29 (c)	1,270	1,401
Series A, 3% 9/1/45	5,455	5,330
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,111
Series 2016 B:
5% 1/1/31	3,885	4,108
5% 1/1/34	4,235	4,436
5% 1/1/36	5,135	5,373
Series 2021 C:
5% 1/1/24	4,045	4,115
5% 1/1/26	1,000	1,065
Series 2021 D, 5% 1/1/25	600	625
Omaha Pub. Pwr. District Elec. Rev.:
Series 2022 A:
5% 2/1/35	575	679
5% 2/1/36	640	747
Series 2022 B:
5% 2/1/34	1,550	1,846
5% 2/1/35	450	531
TOTAL NEBRASKA		63,568
Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	772
Series 2017:
5% 9/1/24	730	748
5% 9/1/28	445	476
5% 9/1/30	730	779
5% 9/1/34	740	787
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,480
Series 2019 A:
5% 7/1/23	8,335	8,381
5% 7/1/26	2,965	3,201
Series 2019 D, 5% 7/1/24	4,195	4,315
Series 2021 B, 5% 7/1/23 (c)	1,760	1,767
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,260
Series 2017 A:
5% 6/15/25	5,770	6,065
5% 6/15/26	5,000	5,381
Series 2018 A:
5% 6/15/33	3,400	3,760
5% 6/15/34	6,330	7,025
Series 2018 B:
5% 6/15/34	4,195	4,687
5% 6/15/35	8,000	8,805
Series 2020 A, 5% 6/15/33 (Assured Guaranty Muni. Corp. Insured)	1,090	1,257
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	3,033
5% 6/1/33	4,855	5,215
5% 6/1/34	5,145	5,512
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	20,000	20,020
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,750
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,475	1,483
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,575
5% 7/1/31	2,395	2,533
5% 7/1/35	1,825	1,897
5% 7/1/40	1,000	1,006
TOTAL NEVADA		106,970
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	899
Series 2021 B:
4% 8/15/36	730	738
4% 8/15/38	1,000	988
4% 8/15/40	1,050	1,005
4% 8/15/41	1,000	940
5% 8/15/27	505	553
5% 8/15/34	905	1,003
5% 8/15/35	680	744
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,342
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,884
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,363
Series 2020 A3, 3.95%, tender 6/1/23 (b)(c)	11,500	11,510
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,443	9,413
Series 2022 1, 4.375% 9/20/36	7,182	7,111
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,289
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,373
5% 7/1/30	2,360	2,574
Series 2017:
5% 7/1/36	2,105	2,163
5% 7/1/44	1,830	1,780
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012, 5% 7/1/26	1,245	1,247
Series 2016:
4% 10/1/38	800	737
5% 10/1/26	4,560	4,846
5% 10/1/27	4,860	5,128
5% 10/1/28	1,940	2,041
5% 10/1/30	7,070	7,387
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	10,665	10,205
TOTAL NEW HAMPSHIRE		88,263
New Jersey - 4.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,550
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,051
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,051
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	1,968
5% 2/15/25	970	981
5% 2/15/29	1,350	1,366
Cherry Hill Township School District Series 2022:
4% 8/1/37	4,500	4,674
4% 8/1/38	3,500	3,605
4% 8/1/39	13,815	14,146
4% 8/1/42	5,500	5,575
Clearview Reg'l. High School District Series 2022:
4% 8/1/37	3,200	3,270
4% 8/1/38	3,015	3,068
4% 8/1/39	3,490	3,536
Mercer County Gen. Oblig. Series 2021, 2% 2/15/32	2,940	2,617
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,111
Series 2022 A:
5% 11/1/31	2,200	2,525
5% 11/1/32	1,390	1,614
5% 11/1/34	2,040	2,324
5% 11/1/35	2,085	2,344
Series A:
5% 11/1/34	5,150	5,665
5% 11/1/35	8,205	8,939
5% 11/1/36	5,010	5,409
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,047
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,019
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,473
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,094
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,559
Series 2013 NN, 5% 3/1/26	5,600	5,605
Series 2013:
5% 3/1/24	12,430	12,441
5% 3/1/25	1,360	1,361
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	19,420	20,481
Series 2018 EEE, 5% 6/15/30	2,170	2,393
Series 2019:
5.25% 9/1/25 (d)	3,395	3,580
5.25% 9/1/26 (d)	3,200	3,445
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,915
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,193
Series 2016 A R2, 5% 9/1/25	3,010	3,197
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	13,105	14,470
4% 6/1/31	2,185	2,432
4% 6/1/32	1,470	1,645
5% 6/1/25	8,080	8,496
5% 6/1/26	10,480	11,298
5% 6/1/29	6,530	7,469
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,434
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,546
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	2,940	2,956
5% 7/1/24 (Escrowed to Maturity)	790	812
5% 7/1/25 (Escrowed to Maturity)	855	899
5% 7/1/26 (Escrowed to Maturity)	285	307
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	425	458
5% 7/1/28	440	473
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,279
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,265	1,363
5% 7/1/33	1,465	1,559
Series 2016, 5% 7/1/41	3,665	3,655
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/24 (c)	3,420	3,510
Series 2019 A:
5% 12/1/23	1,810	1,837
5% 12/1/24	1,045	1,081
5% 12/1/25	1,925	2,037
Series 2020:
5% 12/1/24 (c)	1,925	1,975
5% 12/1/24 (c)	1,000	1,026
5% 12/1/25 (c)	2,675	2,788
5% 12/1/25 (c)	3,900	4,065
5% 12/1/26 (c)	3,100	3,282
5% 12/1/28 (c)	1,225	1,342
Series 2022 A:
5% 12/1/27 (c)	1,275	1,370
5% 12/1/28 (c)	1,400	1,526
5% 12/1/29 (c)	1,400	1,540
5% 12/1/30 (c)	750	819
Series 2022 B:
5% 12/1/27 (c)	3,735	4,014
5% 12/1/28 (c)	6,850	7,484
5% 12/1/29 (c)	4,475	4,938
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,086
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,860
5% 6/15/31	2,250	2,482
5% 6/15/32	5,660	6,238
Series 2006 C:
0% 12/15/30 (FGIC Insured)	2,800	2,165
0% 12/15/31 (FGIC Insured)	5,200	3,881
Series 2010 A:
0% 12/15/27	13,270	11,416
0% 12/15/28	3,025	2,507
Series 2014 AA:
5% 6/15/25	12,140	12,434
5% 6/15/26	7,285	7,476
Series 2016 A, 5% 6/15/27	14,620	15,552
Series 2018 A:
5% 12/15/32	1,600	1,762
5% 12/15/33	6,395	7,005
5% 12/15/34	8,095	8,800
Series 2019 BB, 4% 6/15/36	1,000	1,014
Series 2021 A:
4% 6/15/34	2,510	2,615
4% 6/15/36	2,500	2,549
4% 6/15/38	5,000	5,024
Series 2022 A, 4% 6/15/39	14,370	14,385
Series 2022 AA:
5% 6/15/30	2,770	3,123
5% 6/15/31	7,210	8,240
5% 6/15/32	5,145	5,951
5% 6/15/33	13,115	15,066
5% 6/15/35	13,670	15,368
Series 2022 CC:
5% 6/15/33	1,555	1,797
5% 6/15/35	2,000	2,260
5% 6/15/37	1,030	1,137
5.25% 6/15/32	1,450	1,706
5.25% 6/15/36	1,450	1,647
Series A:
5% 12/15/24	4,675	4,832
5% 12/15/25	4,380	4,623
5% 12/15/26	6,900	7,413
5% 12/15/27	12,250	13,327
5% 12/15/28	4,270	4,719
5% 6/15/30	1,125	1,193
5% 12/15/30	885	990
5% 12/15/31	4,720	5,279
5% 12/15/33	1,575	1,749
Series AA:
4% 6/15/36	1,550	1,579
4% 6/15/37	2,150	2,170
4% 6/15/39	1,960	1,962
5% 6/15/24	9,400	9,436
5% 6/15/35	2,010	2,224
5% 6/15/36	2,270	2,485
5% 6/15/38	1,930	2,085
TOTAL NEW JERSEY		503,989
New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,629
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,965	1,967
TOTAL NEW MEXICO		10,596
New York - 7.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,096
5% 7/1/25	2,430	2,537
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,198
5% 2/15/35	7,285	7,826
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,256
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,795
Series 2016 B, 5% 9/1/23	1,455	1,469
Series 2021, 1% 9/1/25	28,250	26,590
Series 2022 A:
5% 9/1/35	800	936
5% 9/1/36	1,000	1,158
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,635	1,461
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,792
5% 1/1/50	1,510	1,147
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,381
5% 11/15/56	11,925	11,939
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	8,985
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,092
Series 2019 B1, 4% 10/1/35	2,395	2,501
Series 2021 A1, 5% 8/1/33	2,000	2,329
Series 2021 B1, 5% 11/1/32	5,800	6,809
Series 2021 F1:
5% 3/1/42	5,410	5,935
5% 3/1/44	15,350	16,724
5% 3/1/50	1,725	1,863
Series 2021, 4% 8/1/40	8,210	8,231
Series 2022 A1, 5% 8/1/47	10,180	11,055
Series 2022 B, 5% 10/1/31	1,500	1,801
Series 2022 B1:
5% 8/1/33	2,350	2,831
5% 8/1/34	1,750	2,092
5% 8/1/35	2,250	2,659
5% 8/1/36	1,570	1,832
Series 2022 C, 5% 8/1/33	1,800	2,168
Series 2022 D1, 5% 5/1/35	1,540	1,818
Series 2023 B1, 5% 10/1/33	1,000	1,207
Series C:
5% 8/1/29	6,945	8,055
5% 8/1/33	2,500	2,912
5% 8/1/34	3,310	3,831
Series F1, 5% 3/1/26	1,010	1,012
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,803
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,788
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,556
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 EE, 5% 6/15/45	5,205	5,772
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S3, 5% 7/15/37	2,000	2,181
Series 2021 1A, 5% 7/15/32	1,000	1,193
Series 2023 A, 5% 7/15/34	2,840	3,404
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	10,271
Series 2019 A, 5% 8/1/35	7,520	8,309
Series 2019 B1:
5% 8/1/34	3,300	3,677
5% 8/1/35	8,400	9,281
5% 8/1/36	6,555	7,180
Series 2020 C1, 4% 5/1/36	1,075	1,125
Series 2021 F1:
5% 11/1/23	6,565	6,654
5% 11/1/24	12,785	13,265
5% 11/1/25	16,245	17,305
Series 2022 D, 5% 11/1/31	5,450	6,571
Series 2022 D1, 5% 11/1/34	5,910	7,026
Series 2022 F1, 5% 2/1/36	1,000	1,163
Series 2023 E1:
5% 11/1/37	10,335	12,008
5% 11/1/39	38,230	43,846
5% 11/1/40	9,325	10,600
Series C:
4% 5/1/35	3,000	3,192
4% 5/1/36	8,615	9,019
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,396
5% 11/15/40	3,915	4,014
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26 (Pre-Refunded to 2/15/24 @ 100)	1,025	1,046
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,716
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,255
Series 2022 A, 5% 7/15/37	1,840	1,920
Series 2022:
5% 7/1/32	1,810	1,959
5% 7/1/33	900	968
5% 7/1/34	255	273
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	15,457
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2022 A, 5% 11/15/34	735	866
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,035
Series 2015 D1, 5% 11/15/33	4,015	4,141
Series 2017 A1, 5% 11/15/31	2,000	2,120
Series 2017 C-2, 0% 11/15/33	9,795	6,406
Series 2017 C1:
4% 11/15/35	1,770	1,766
5% 11/15/26	5,975	6,339
5% 11/15/27	4,435	4,751
5% 11/15/30	4,315	4,644
5% 11/15/33	6,955	7,442
Series 2017 D:
5% 11/15/30	1,900	2,045
5% 11/15/33	6,725	7,196
Series 2020 D, 5% 11/15/43	2,500	2,607
New York State Dorm. Auth.:
Series 2019 D, 4% 2/15/36	10,000	10,378
Series 2020 A, 4% 3/15/34	3,055	3,266
Series 2021 E, 5% 3/15/36	11,725	13,644
Series 2022 A:
5% 3/15/33	3,825	4,590
5% 3/15/36	9,140	10,636
5% 3/15/41	2,640	2,948
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,002
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,546
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,613
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	17,137
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,711
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,516
Series 2021 A, 0.75% 11/1/25	3,920	3,604
Series 2021 B:
0.5% 5/1/24	795	771
0.55% 11/1/24	4,735	4,542
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	980	969
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,630
5% 3/15/36	7,610	8,636
New York Thruway Auth. Personal Income Tax Rev. Series 2022 A, 5% 3/15/34	7,250	8,732
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,840
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.):
Series 2018, 5% 1/1/34 (c)	2,500	2,569
Series 2020, 5% 10/1/35 (c)	11,390	11,740
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,181
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,320
Series 2020 C:
4% 12/1/39	1,350	1,330
4% 12/1/40	1,500	1,462
4% 12/1/41	1,450	1,400
4% 12/1/42	1,400	1,338
5% 12/1/28	950	1,050
5% 12/1/29	950	1,062
5% 12/1/30	750	849
5% 12/1/31	950	1,072
5% 12/1/32	1,125	1,267
5% 12/1/33	2,640	2,964
5% 12/1/34	1,600	1,784
5% 12/1/35	1,500	1,662
5% 12/1/36	1,700	1,865
5% 12/1/37	1,755	1,914
5% 12/1/38	1,500	1,633
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	6,100	6,754
5% 12/1/33 (c)	9,440	10,385
5% 12/1/34 (c)	10,315	11,242
5% 12/1/35 (c)	5,155	5,561
5% 12/1/36 (c)	3,515	3,754
5% 12/1/37 (c)	9,375	9,941
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,342
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	2,992
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,023
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,518
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,639
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,452
5% 12/1/34	2,300	2,638
Port Auth. of New York & New Jersey Series 2022 236:
5% 1/15/33 (c)	2,000	2,279
5% 1/15/34 (c)	3,485	4,049
5% 1/15/35 (c)	2,000	2,297
5% 1/15/36 (c)	1,000	1,134
5% 1/15/37 (c)	1,000	1,121
5% 1/15/39 (c)	2,390	2,635
5% 1/15/40 (c)	5,000	5,470
5% 1/15/41 (c)	6,350	6,907
5% 1/15/42 (c)	4,100	4,433
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,047
5.375% 11/1/54 (d)	2,155	1,570
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/40	835	953
5% 5/15/41	1,780	2,017
Triborough Bridge & Tunnel Auth.:
Series 2021 A1, 5% 5/15/51	9,300	10,003
Series 2022 E2B, 5% 11/15/32	5,825	7,048
Series 2023 A:
4% 11/15/33	1,430	1,601
4% 11/15/34	285	313
5% 11/15/34	1,070	1,294
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	2,959
5% 11/15/24	3,885	3,945
TOTAL NEW YORK		809,363
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,804
Series 2019 218, 5% 11/1/36 (c)	1,080	1,177
Series 2021 226, 5% 10/15/33 (c)	1,350	1,548
Series 2022 231:
5% 8/1/33 (c)	12,500	14,505
5% 8/1/34 (c)	7,095	8,170
Series 223, 4% 7/15/39 (c)	2,175	2,158
TOTAL NEW YORK AND NEW JERSEY		31,362
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,979
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	440
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,700
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,050
4% 5/1/33	1,000	1,047
4% 5/1/34	900	938
5% 5/1/26	275	291
5% 5/1/27	400	431
5% 5/1/28	415	455
5% 5/1/29	525	584
5% 5/1/30	560	629
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,395	9,427
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,876
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,287
Series 2021 A, 5% 2/1/25	185	192
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,179
5% 5/1/27 (c)	1,500	1,607
5% 5/1/28 (c)	1,875	2,041
5% 5/1/29 (c)	1,500	1,657
5% 5/1/30 (c)	1,320	1,477
5% 5/1/31 (c)	1,350	1,509
5% 5/1/32 (c)	1,100	1,228
TOTAL NORTH CAROLINA		58,024
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/40	3,800	3,314
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,150	4,062
Series 2022 A, 4% 1/1/53	8,250	8,384
TOTAL NORTH DAKOTA		15,760
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	965
4% 11/15/35	1,000	977
4% 11/15/36	1,000	949
5% 11/15/32	700	768
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,609
5% 12/1/30	2,290	2,634
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,814
Series 2017 A, 5% 2/15/36	5,000	5,405
Series 2021 A:
4% 2/15/36	4,045	4,125
4% 2/15/37	3,000	3,034
4% 2/15/38	215	215
5% 2/15/33	2,750	3,168
5% 2/15/34	4,000	4,591
5% 2/15/35	2,715	3,082
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	1,009
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,541
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,251
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	2,015
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,896
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,399
5% 6/15/26	2,515	2,519
5% 6/15/27	2,640	2,644
5% 6/15/28	2,770	2,774
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,262
5% 12/1/35	1,000	1,116
5% 12/1/36	1,180	1,307
5% 12/1/44	970	924
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,057
5% 11/1/26	2,040	2,208
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,294
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	20,635
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,096
5% 8/1/32	1,000	1,092
5% 8/1/33	1,000	1,087
Miami Univ. Series 2020 A:
5% 9/1/30	140	164
5% 9/1/31	950	1,114
5% 9/1/33	1,770	2,072
5% 9/1/34	2,500	2,908
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	599
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,718
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,370
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,295
Ohio Gen. Oblig. Series 2021 A, 5% 6/15/33	2,300	2,743
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	2,719
5% 1/1/29	4,855	5,400
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,449
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	660	672
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,658
5% 12/1/30	1,000	1,188
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	2,860	3,299
Series A, 5% 2/15/51	1,310	1,426
Ohio Wtr. Dev. Auth. Rev. Series 2022 A, 5% 12/1/40	1,065	1,223
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2020 A, 5% 12/1/38	2,505	2,824
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,350
Series 2019, 5% 2/15/29	4,300	4,551
TOTAL OHIO		151,204
Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,172
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,196
5% 6/1/28	1,455	1,493
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,083
5% 10/1/26	1,455	1,539
5% 10/1/27	1,155	1,221
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,519
4% 8/1/34	2,755	2,600
5% 8/1/24	590	596
5% 8/1/25	930	946
5% 8/1/26	540	554
5% 8/1/27	680	703
5% 8/1/28	725	754
5% 8/1/29	755	790
5% 8/1/30	1,370	1,431
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,158
TOTAL OKLAHOMA		21,755
Oregon - 1.1%
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/33	1,000	1,007
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	14,553
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	7,045	7,159
Port of Portland Arpt. Rev.:
Series 2020 27A, 4% 7/1/39 (c)	2,545	2,522
Series 2022 28, 4% 7/1/35 (c)	3,000	3,058
Series 2023 29:
5% 7/1/30 (c)	12,085	13,548
5% 7/1/31 (c)	12,035	13,658
5% 7/1/33 (c)	9,960	11,517
5% 7/1/34 (c)	2,730	3,137
5% 7/1/38 (c)	2,680	2,963
5.25% 7/1/40 (c)	19,745	22,054
Series 23, 5% 7/1/27	1,475	1,558
Series 24 B:
5% 7/1/31 (c)	1,000	1,059
5% 7/1/32 (c)	2,795	2,951
Series 26 A:
5% 7/1/29	1,155	1,292
5% 7/1/33	785	909
Series 26 B, 5% 7/1/29	1,000	1,123
Series 26 C:
5% 7/1/25 (c)	800	830
5% 7/1/26 (c)	1,300	1,379
5% 7/1/27 (c)	1,090	1,169
Series 27 A, 5% 7/1/36 (c)	8,655	9,435
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	3,915	3,884
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,219
TOTAL OREGON		123,984
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/33 (c)	3,635	4,042
5% 1/1/51 (c)	31,125	32,308
5% 1/1/56 (c)	14,945	15,436
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	834
4% 3/1/37	1,000	993
4% 3/1/38	1,050	1,031
4% 3/1/39	2,000	1,957
4% 3/1/40	2,115	2,060
4% 3/1/41	385	373
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/23	765	770
5% 7/15/24	2,300	2,364
5% 7/15/25	3,030	3,165
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	2,760	2,289
4% 12/1/41	5,005	3,689
4.25% 12/1/50	5,575	3,881
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	285
5% 7/1/35	1,100	1,113
5% 7/1/36	525	527
5% 7/1/37	1,180	1,169
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,789
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,599
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,392
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	331
Series 2016 A:
5% 10/1/28	1,385	1,416
5% 10/1/29	1,495	1,528
5% 10/1/32	4,670	4,762
5% 10/1/36	7,560	7,584
5% 10/1/40	3,490	3,338
Series 2019:
5% 9/1/30	1,250	1,385
5% 9/1/31	2,500	2,761
5% 9/1/33	1,370	1,503
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 3.45%, tender 4/17/23 (b)(c)	5,200	5,199
(Republic Svcs., Inc. Proj.) Series 2014, 3.8%, tender 4/3/23 (b)(c)	36,500	36,500
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	3,054
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.37%, tender 6/3/24 (b)(c)(f)	9,105	8,899
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,872
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	9,843
Series 2014, 5% 7/1/23	1,500	1,508
Series 2016:
4% 2/1/32	6,490	6,736
5% 9/15/29	27,190	29,510
Series 2017 1, 5% 1/1/24	23,000	23,410
Series 2017, 5% 1/1/27	8,765	9,595
Series 2022, 5% 10/1/36	8,595	10,054
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	4,114
5% 6/1/30 (c)	8,600	9,400
5% 6/1/31 (c)	4,900	5,363
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,332
5% 8/15/30	2,090	2,285
Series 2017, 5% 8/15/27	1,165	1,284
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,635
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	911
5% 12/1/33	3,405	3,613
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	977
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,317
5% 12/1/33	1,215	1,347
Series 2017 A1:
5% 12/1/23	535	543
5% 12/1/29	1,455	1,621
5% 12/1/34	970	1,059
Series 2021 B:
5% 12/1/33	2,095	2,431
5% 12/1/34	1,750	2,007
5% 12/1/35	1,750	1,998
Series 2021 C:
4% 12/1/38	1,040	1,070
5% 12/1/37	1,300	1,446
Series 2023:
5% 12/1/32	3,205	3,804
5% 12/1/33	12,980	15,371
5% 12/1/34	5,325	6,244
5% 12/1/35	1,425	1,650
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/23 (c)	1,510	1,515
5% 6/15/24 (c)	1,590	1,621
Series 2017 B:
5% 7/1/26 (c)	2,950	3,102
5% 7/1/29 (c)	1,200	1,278
5% 7/1/30 (c)	1,720	1,826
5% 7/1/31 (c)	2,430	2,574
5% 7/1/35 (c)	800	836
5% 7/1/47 (c)	3,065	3,112
Series 2020 A:
4% 7/1/35	2,000	2,070
4% 7/1/36	3,500	3,580
Series 2021, 5% 7/1/36 (c)	2,750	3,001
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	976
5% 8/1/24	730	749
5% 8/1/25	775	812
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,072
5% 8/1/29	10,165	10,676
5% 8/1/30	10,705	11,233
5% 8/1/31	11,280	11,821
Series 2019 A:
5% 8/1/23	1,910	1,924
5% 8/1/24	3,425	3,530
5% 8/1/26	3,225	3,476
Series 2019 B:
5% 2/1/24	100	102
5% 2/1/25	1,135	1,181
5% 2/1/26	1,180	1,257
5% 2/1/27	1,500	1,635
5% 2/1/28	2,250	2,504
5% 2/1/29	2,425	2,752
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,088
Series 2019 B, 5% 9/1/29	3,070	3,455
Series 2019 C, 5% 9/1/33	11,245	12,597
Philadelphia Wtr. & Wastewtr. Rev. Series 2022 C:
5% 6/1/35	1,110	1,298
5% 6/1/36	1,300	1,504
5% 6/1/37	2,000	2,292
5% 6/1/38	1,500	1,690
5% 6/1/39	1,850	2,063
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	624
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,198
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,515
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,101
5% 6/1/39	4,690	5,011
Southeastern Pennsylvania Trans. Auth. Rev. Series 2022:
5% 6/1/33	1,000	1,193
5% 6/1/34	1,000	1,187
5% 6/1/35	1,750	2,059
5% 6/1/36	2,500	2,914
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,402
TOTAL PENNSYLVANIA		481,082
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	4,184	3,938
4% 7/1/33	27,122	24,381
4% 7/1/35	9,725	8,477
5.25% 7/1/23	12,185	12,203
5.625% 7/1/29	4,097	4,278
Series 2022 A1, 5.375% 7/1/25	4,735	4,808
TOTAL PUERTO RICO		58,085
Rhode Island - 0.6%
Rhode Island & Providence Plantations Series 2019 A, 4% 5/1/35	2,160	2,247
Rhode Island Gen. Oblig. Series 2022 A, 5% 8/1/35	10,110	12,050
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	10,630	10,562
5% 9/1/36	320	305
Series 2016, 5% 5/15/39	5,475	5,526
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,364
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,515	1,522
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,234
5% 12/1/27 (c)	1,500	1,619
5% 12/1/28 (c)	1,750	1,917
5% 12/1/29 (c)	1,875	2,093
5% 12/1/30 (c)	1,125	1,263
5% 12/1/31 (c)	1,575	1,765
Series A:
3.5% 12/1/34 (c)	1,440	1,411
4% 12/1/26 (c)	520	526
5% 12/1/29 (c)	1,650	1,835
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,142
5% 6/1/27	1,770	1,812
5% 6/1/28	2,330	2,387
TOTAL RHODE ISLAND		64,580
South Carolina - 0.7%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	991
5% 3/1/25	970	1,015
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	6,912
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,077
5% 12/1/29	3,155	3,311
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,450	2,475
Series 2020 A, 4% 7/1/50	2,495	2,519
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	985
5% 2/1/26	1,650	1,744
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,760
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,044
Series 2018:
5% 7/1/28 (c)	2,235	2,433
5% 7/1/30 (c)	4,790	5,198
5% 7/1/33 (c)	2,150	2,325
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	4,018
5% 12/1/26	3,885	4,014
5% 12/1/27	3,010	3,106
Series 2016 B:
5% 12/1/35	6,250	6,495
5% 12/1/36	9,330	9,648
Series 2022 E, 5.25% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,407
Series A:
4% 12/1/33	900	919
4% 12/1/34	4,000	4,062
4% 12/1/35	500	503
4% 12/1/37	2,000	1,980
5% 12/1/31	2,800	3,138
TOTAL SOUTH CAROLINA		76,079
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	975
Series 2014 B:
5% 11/1/24	1,200	1,237
5% 11/1/25	1,175	1,216
5% 11/1/26	195	202
Series 2017:
5% 7/1/24	435	446
5% 7/1/27	365	398
5% 7/1/33	1,700	1,836
5% 7/1/35	1,360	1,455
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,300	3,234
TOTAL SOUTH DAKOTA		10,999
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,979
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,056
5% 7/1/30	1,165	1,266
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/24	995	1,016
Series 2017:
5% 4/1/24	970	987
5% 4/1/25	1,315	1,354
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 3.5%, tender 5/1/23 (b)(c)	4,000	3,999
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,811
5% 7/1/25 (c)	1,000	1,034
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,246
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,559
Series 2018, 4% 7/1/34	6,000	6,323
Series 2021 C, 3% 1/1/35	1,100	1,064
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	18,753
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	11,746
Series 2018, 4%, tender 11/1/25 (b)	10,670	10,659
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52	6,165	6,186
TOTAL TENNESSEE		76,038
Texas - 12.9%
Argyle Independent School District Series 2022, 5% 8/15/34	1,005	1,202
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,744
5% 11/15/34 (c)	1,750	1,774
Series 2019 B:
5% 11/15/27 (c)	1,500	1,611
5% 11/15/28 (c)	2,250	2,451
5% 11/15/29 (c)	1,500	1,655
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,458
Austin Gen. Oblig. Series 2022:
5% 9/1/34	1,600	1,913
5% 9/1/35	2,500	2,960
5% 9/1/36	3,035	3,557
Austin Independent School District:
Series 2021:
4% 8/1/32	8,300	9,185
4% 8/1/33	9,255	10,115
4% 8/1/34	10,590	11,450
4% 8/1/35	7,215	7,709
Series 2023:
5% 8/1/35	2,000	2,402
5% 8/1/36	2,000	2,376
5% 8/1/39	1,795	2,092
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/31	1,000	1,196
5% 11/15/33	650	786
5% 11/15/35	1,000	1,187
5% 11/15/36	1,000	1,170
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,386
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023:
5% 7/1/37	8,235	9,606
5% 7/1/38	8,030	9,327
Brazosport Independent School District Series 2019, 2.125% 2/15/33	3,495	3,153
Cedar Park Series 2022, 5% 2/15/36	1,245	1,424
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,228
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,022
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,045
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,628
Series 2020 E:
4% 1/1/34	950	983
4% 1/1/36	750	763
5% 1/1/30	850	952
5% 1/1/32	800	893
5% 1/1/35	915	1,008
Series 2020 G:
4% 1/1/34	1,000	1,023
4% 1/1/35	1,000	1,017
4% 1/1/36	1,000	1,009
5% 1/1/28	500	540
5% 1/1/29	750	830
5% 1/1/30	670	739
5% 1/1/31	725	798
5% 1/1/32	870	956
Series 2021 B, 5% 1/1/35	1,000	1,115
Cypress-Fairbanks Independent School District:
Series 2016:
5% 2/15/24	24,410	24,915
5% 2/15/25	20,810	21,751
5% 2/15/27	3,475	3,725
Series 2019 A, 3% 2/15/33	5,000	4,996
Series 2020 A, 5% 2/15/25	3,650	3,815
Series 2020, 4% 2/15/33	1,425	1,540
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,394
Series 2020 A:
5% 12/1/25	750	801
5% 12/1/26	1,000	1,095
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,241
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A:
5% 11/1/30	3,090	3,603
5% 11/1/31	1,300	1,510
5% 11/1/32	2,000	2,318
5% 11/1/33	2,000	2,310
Series 2020 B, 4% 11/1/35	7,865	8,147
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	5,893
Series 2019 B:
5% 2/15/30	4,080	4,639
5% 2/15/32	7,095	8,055
5% 2/15/33	7,585	8,578
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,960
5% 2/15/29	2,355	2,641
5% 2/15/30	5,095	5,708
Series 2021:
4% 2/15/25	5,075	5,217
4% 2/15/26	2,455	2,568
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	664
2%, tender 8/1/24 (b)	7,120	7,008
2%, tender 8/1/24 (b)	1,395	1,382
Series 2016, 0% 8/15/25	2,770	2,604
Eagle Mountain & Saginaw Independent School District Series 2022:
5% 8/15/33	1,190	1,432
5% 8/15/34	1,010	1,207
5% 8/15/35	1,300	1,538
5% 8/15/36	1,895	2,219
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,728
5% 8/15/31	3,610	4,052
5% 8/15/32	3,620	4,058
5% 8/15/33	5,890	6,588
5% 8/15/34	2,945	3,281
El Paso Wtr. & Swr. Rev. Series 2022:
5% 3/1/35	7,140	8,206
5% 3/1/36	5,835	6,645
Elgin Independent School District Series 2022, 5% 8/1/30	1,485	1,743
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	8,585	7,867
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,170
Series 2020, 5% 3/1/29	4,200	4,802
Fort Worth Independent School District:
Series 2016, 5% 2/15/26	3,530	3,779
Series 2023:
5% 2/15/36	440	522
5% 2/15/37	900	1,060
5% 2/15/38	1,125	1,315
5% 2/15/39	1,700	1,978
Fort Worth Wtr. & Swr. Rev. Series 2022, 5% 2/15/34	2,135	2,501
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,609
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,740
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,943
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,795
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,438
Series 2018 A:
5% 10/1/31	4,965	5,530
5% 10/1/32	4,210	4,675
5% 10/1/33	6,420	7,101
5% 10/1/34	4,855	5,341
Grand Prairie Series 2023:
4% 2/15/38	1,755	1,810
4% 2/15/39	1,465	1,502
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	5,205	5,370
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,718
Series 2019 A:
4% 10/1/35	1,750	1,838
4% 10/1/36	3,000	3,101
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,596
4% 10/1/33	6,045	6,539
4% 10/1/34	4,995	5,344
4% 10/1/35	3,400	3,588
4% 10/1/36	3,920	4,080
Harris County Gen. Oblig. Series 2022 A:
5% 8/15/31	4,640	5,556
5% 8/15/32	2,500	3,040
Hays Consolidated Independent School District Series 2022:
4% 2/15/37	1,000	1,027
5% 2/15/34	1,000	1,173
5% 2/15/35	1,650	1,921
5% 2/15/36	2,250	2,596
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/26 (c)	1,635	1,723
5% 7/1/27 (c)	2,180	2,328
5% 7/1/28 (c)	970	1,051
Series 2018 B:
5% 7/1/28	3,110	3,498
5% 7/1/29	12,140	13,571
5% 7/1/30	6,385	7,125
Series 2020 A:
4% 7/1/35 (c)	1,500	1,520
4% 7/1/39 (c)	1,895	1,849
Series 2021 A:
4% 7/1/35 (c)	1,100	1,116
4% 7/1/36 (c)	2,180	2,185
4% 7/1/37 (c)	1,200	1,186
4% 7/1/38 (c)	1,750	1,710
4% 7/1/39 (c)	4,500	4,391
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,106
5% 9/1/30	1,250	1,382
5% 9/1/31	1,650	1,823
5% 9/1/33	1,535	1,690
5% 9/1/34	1,250	1,374
5% 9/1/35	1,700	1,857
Houston Gen. Oblig. Series 2017 A:
5% 3/1/24	9,710	9,919
5% 3/1/25	4,080	4,265
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	8,516
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,336
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,591
Series 2016 B, 5% 11/15/33	2,330	2,516
Series 2020 C:
4% 11/15/35	1,500	1,572
5% 11/15/30	2,145	2,532
5% 11/15/31	2,500	2,948
5% 11/15/32	2,000	2,358
Series 2021 A:
4% 11/15/35	700	737
4% 11/15/36	700	729
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	500
5% 10/15/26	680	718
5% 10/15/27	485	512
5% 10/15/29	630	664
5% 10/15/31	990	1,037
5% 10/15/35	1,425	1,476
5% 10/15/36	3,115	3,211
5% 10/15/39	1,215	1,241
5% 10/15/44	1,440	1,448
Lamar Consolidated Independent School District Series 2023:
5% 2/15/37	2,000	2,292
5% 2/15/38	1,750	1,982
5% 2/15/39	5,000	5,618
5% 2/15/40	2,765	3,094
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,406
5% 11/1/31 (c)	5,730	5,920
5% 11/1/35 (c)	1,700	1,743
Series 2017:
5% 11/1/26 (c)	1,000	1,055
5% 11/1/33 (c)	1,250	1,308
5% 11/1/34 (c)	2,925	3,051
5% 11/1/35 (c)	4,065	4,220
5% 11/1/36 (c)	5,170	5,344
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,402
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,490
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,735
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,086
5% 5/15/34	2,430	2,683
5% 5/15/36	2,430	2,644
Series 2019:
5% 5/15/32	1,500	1,702
5% 5/15/33	2,250	2,521
5% 5/15/34	2,250	2,526
5% 5/15/35	5,575	6,209
5% 5/15/36	1,075	1,187
Series 2021, 5% 5/15/25	3,620	3,800
Series 2022 A:
5% 5/15/32	395	471
5.25% 5/15/35	1,500	1,774
Series 2015 B:
5% 5/15/25	6,615	6,944
5% 5/15/27	2,915	3,051
5% 5/15/28	2,845	2,977
5% 5/15/29	8,255	8,632
Series 2015 D:
5% 5/15/23	680	682
5% 5/15/24	1,445	1,482
5% 5/15/26	1,360	1,423
Series 2020, 5% 5/15/26	3,350	3,608
Lubbock County Tex Series 2023 A:
4% 2/15/39	3,250	3,294
5% 2/15/35	1,905	2,222
5% 2/15/37	2,950	3,360
5% 2/15/38	3,105	3,506
Magnolia Independent School District Series 2023:
5% 8/15/38	1,135	1,280
5% 8/15/39	3,700	4,160
McKinney Independent School District Series 2022, 5% 2/15/35	1,295	1,503
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,086
Midway Independent School District Series 2020, 4% 8/15/32	1,500	1,615
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 3.5%, tender 5/1/23 (b)(c)	20,800	20,797
Series 2020 A, 3.5%, tender 5/1/23 (b)(c)	33,200	33,195
(Waste Mgmt., Inc. Proj.):
Series 2018, 4.345%, tender 7/1/24 (b)(c)	1,145	1,117
Series 2020 A, 3.95%, tender 6/1/23 (b)(c)	7,100	7,106
Series 2020 B, 3.95%, tender 6/1/23 (b)(c)	15,500	15,514
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,019
5% 8/15/25	2,430	2,558
5% 8/15/26	1,505	1,620
5% 8/15/27	1,565	1,717
5% 8/15/30	2,330	2,552
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,259
5% 4/1/28	1,395	1,477
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,257
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	996
4% 12/15/24	1,770	1,772
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,313
5% 1/1/33	1,280	1,380
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	498
5% 1/1/31	660	699
5% 1/1/32	2,915	3,147
Series 2014, 5% 1/1/24	420	427
Series 2015 B:
5% 1/1/29	9,710	10,116
5% 1/1/30	4,855	5,054
Series 2016 A, 5% 1/1/39	6,800	7,052
Series 2019 A, 4% 1/1/36	1,725	1,772
Series 2019 B, 5% 1/1/25	3,390	3,530
Series 2020 A, 4% 1/1/37	3,395	3,470
Series 2021 B, 4% 1/1/39	8,025	8,029
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,207
Series 2019, 1.6%, tender 8/1/24 (b)	19,660	19,184
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,346
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,017
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,062
Plano Independent School District Series 2023:
5% 2/15/34	650	779
5% 2/15/35	2,000	2,373
5% 2/15/36	2,800	3,282
5% 2/15/37	3,125	3,619
5% 2/15/38	3,300	3,787
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,532
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,542
5% 7/1/28 (c)	1,085	1,176
5% 7/1/29 (c)	3,200	3,504
5% 7/1/29 (c)	1,270	1,395
5% 7/1/30 (c)	1,510	1,650
5% 7/1/30 (c)	1,235	1,355
5% 7/1/31 (c)	1,250	1,365
5% 7/1/31 (c)	2,310	2,534
5% 7/1/32 (c)	1,195	1,309
5% 7/1/32 (c)	950	1,036
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,260
Series 2017:
5% 2/1/29	1,455	1,608
5% 2/1/30	970	1,070
5% 2/1/31	1,455	1,603
5% 2/1/33	1,165	1,276
Series 2019, 5% 2/1/36	5,980	6,634
San Antonio Gen. Oblig. Series 2021, 4% 8/1/33	3,145	3,467
San Antonio Wtr. Sys. Rev.:
Series 2019 C, 5% 5/15/34	1,550	1,769
Series 2022 A:
5% 5/15/40	2,730	3,066
5% 5/15/41	2,485	2,777
Series 2022 B:
5% 5/15/32	730	876
5% 5/15/33	675	805
5% 5/15/35	1,460	1,706
5% 5/15/36	1,590	1,839
Spring Branch Independent School District Series 2019, 3% 2/1/32	5,315	5,353
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	978
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,498
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,589
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,722
Bonds (Baylor Scott & White Health Proj.) Series 2022 F, 5%, tender 11/15/30 (b)	8,030	8,997
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,256
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,084
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,818
5% 2/15/34	2,040	2,165
Series 2018 B, 5% 7/1/43	3,100	3,227
Tarrant County Tex Hosp. District Series 2023:
5% 8/15/33	1,105	1,327
5.25% 8/15/35	1,635	1,956
5.25% 8/15/36	1,000	1,181
5.25% 8/15/37	1,000	1,170
5.25% 8/15/38	1,220	1,420
5.25% 8/15/39	1,750	2,027
Texas A&M Univ. Rev.:
Series 2016 C, 5% 5/15/23	5,475	5,490
Series 2021 A, 4% 5/15/34	1,000	1,093
Series 2022:
5% 5/15/32	1,000	1,210
5% 5/15/33	1,000	1,207
5% 5/15/34	1,250	1,504
5% 5/15/35	1,000	1,190
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,286	5,718
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	5,080	5,138
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	11,801
Series 2014, 5% 8/1/26 (c)	5,020	5,158
Series 2016, 5.5% 8/1/26 (c)	3,750	4,110
Series 2020 A, 4% 8/1/32 (c)	1,700	1,793
Series 2020 B:
4% 8/1/28 (c)	4,340	4,594
4% 8/1/29 (c)	5,605	5,968
4% 8/1/30 (c)	5,885	6,301
4% 8/1/31 (c)	6,180	6,640
Series 2021 A:
5% 8/1/30 (c)	5,720	6,614
5% 8/1/31 (c)	6,175	7,226
5% 8/1/32 (c)	6,480	7,543
5% 8/1/33 (c)	4,805	5,557
Series 2021 B, 5% 8/1/32 (c)	4,915	5,806
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,776
4% 12/31/33	1,710	1,723
4% 6/30/34	4,000	4,014
4% 12/31/34	4,000	3,998
4% 6/30/35	4,000	3,969
4% 6/30/36	1,290	1,262
4% 12/31/36	2,965	2,879
Series 2013, 7% 12/31/38 (c)	15,540	15,714
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/24	1,130	1,152
5% 2/1/26	2,600	2,783
5% 2/1/27	2,500	2,739
5% 2/1/28	1,315	1,473
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,959
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	40,358
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,349
5% 4/15/26	4,195	4,523
5% 4/15/29	6,310	7,023
5% 4/15/30	16,995	18,906
Series 2018 A, 4% 10/15/32	7,000	7,306
Series 2018 B:
4% 10/15/36	9,840	10,104
5% 4/15/29	2,750	3,114
5% 10/15/29	2,250	2,547
5% 10/15/30	3,240	3,659
5% 4/15/31	5,000	5,640
Series 2019 A, 5% 4/15/32	3,805	4,397
Series 2019:
5% 8/1/30	8,650	10,017
5% 8/1/31	4,500	5,196
5% 8/1/32	3,000	3,451
5% 8/1/33	3,450	3,951
5% 8/1/34	4,500	5,125
5% 8/1/35	5,500	6,216
Series 2020:
5% 8/1/24	1,000	1,032
5% 8/1/30	3,210	3,791
Series 2021 4% 8/1/35	6,945	7,389
Series 2022:
5% 4/15/32	1,000	1,209
5% 10/15/32	1,350	1,644
5% 4/15/33	850	1,034
5% 10/15/33	1,300	1,572
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	2,969
Series 2019 A:
5% 3/1/34	5,645	6,403
5% 3/1/35	17,080	19,216
5% 3/1/36	5,000	5,574
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	6,726
Series 2021 A, 2% 2/15/33	4,105	3,640
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	643
5% 4/15/33	520	614
5% 4/15/34	720	848
5% 4/15/35	755	885
5% 4/15/36	720	831
5% 4/15/37	950	1,083
5% 4/15/38	1,095	1,239
5% 4/15/39	1,190	1,339
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,548
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	1,740	1,874
Series 2023 A:
5% 7/1/32 (e)	13,135	15,954
5% 7/1/33 (e)	9,375	11,540
Waco Gen. Oblig. Series 2023 A, 4% 2/1/39	3,990	4,059
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,011
TOTAL TEXAS		1,435,249
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2022 A, 4% 7/1/36	4,890	5,120
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,183
5% 7/1/28 (c)	3,885	4,157
Series 2018 A:
5% 7/1/29 (c)	1,500	1,622
5% 7/1/30 (c)	1,345	1,452
Series 2021 A, 4% 7/1/38 (c)	5,000	4,906
Utah Gen. Oblig. Series 2020 B, 5% 7/1/23	2,740	2,756
TOTAL UTAH		21,196
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,704
Virginia - 1.7%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	130
5% 7/1/28	1,175	1,299
5% 7/1/30	1,265	1,443
5% 7/1/32	1,005	1,142
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,770
5% 8/1/32	1,500	1,767
5% 8/1/33	1,500	1,762
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,290
5% 6/15/29	1,385	1,415
5% 6/15/33	1,475	1,503
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,267
Series 2021 A, 5% 7/1/26 (Escrowed to Maturity)	28,000	30,261
Henrico County Series 2020 A, 2% 8/1/32	1,095	1,008
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,618
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	611
5% 6/15/32	1,750	1,832
5% 6/15/34	2,235	2,331
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2017 C, 5% 2/1/26	5,540	5,946
Series 2017 E, 5% 2/1/31	10,295	11,511
Series 2020 A:
5% 2/1/34	1,050	1,208
5% 2/1/35	2,500	2,857
Series 2021 A, 3% 2/1/39	2,670	2,367
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,949
Series 2017 C, 4% 2/1/34	6,890	7,159
Series 2019 A, 3% 2/1/36	3,445	3,266
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2023 A, 4% 9/1/41	4,100	4,167
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,842
Series 2022, 4% 5/15/33	6,530	7,217
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,343
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,731
4% 7/1/39 (c)	2,750	2,570
4% 1/1/40 (c)	3,200	2,954
5% 7/1/33 (c)	5,765	6,267
5% 7/1/36 (c)	2,875	3,036
5% 1/1/37 (c)	6,265	6,568
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (c)	1,590	1,604
4% 7/1/35 (c)	2,540	2,520
4% 1/1/36 (c)	3,000	2,953
4% 1/1/37 (c)	4,500	4,370
4% 1/1/38 (c)	4,750	4,557
4% 1/1/39 (c)	4,000	3,799
4% 1/1/40 (c)	3,500	3,285
Series 2020 A:
5% 1/1/28	1,100	1,175
5% 1/1/29	1,400	1,513
5% 1/1/30	1,600	1,739
Virginia St Pub. School Auth. Spl. O Series 2023:
5% 8/1/36	1,000	1,192
5% 8/1/37	5,090	5,985
5% 8/1/38	2,370	2,768
5% 8/1/39	2,510	2,920
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,043
5% 1/1/33	2,515	2,639
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,193
TOTAL VIRGINIA		192,662
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,922
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,930
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,080
Series 2016 B:
5% 10/1/26 (c)	3,625	3,818
5% 10/1/29 (c)	4,615	4,853
Series 2016:
5% 2/1/27	1,205	1,285
5% 2/1/29	2,430	2,586
Series 2018 A:
5% 5/1/29 (c)	1,515	1,623
5% 5/1/37 (c)	2,290	2,389
Series 2019, 5% 4/1/28 (c)	2,250	2,451
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	862
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,016
Seattle Muni. Lt. & Pwr. Rev. Series 2021 A, 4% 7/1/35	8,490	9,072
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,145
5% 1/1/36	1,140	1,224
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,438
5% 6/1/24	3,430	3,441
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	40,650	38,828
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,885
Series 2018 C, 5% 8/1/30	6,665	7,374
Series 2018 D:
5% 8/1/32	24,300	26,769
5% 8/1/33	30,735	33,792
Series 2019 B, 5% 6/1/34	3,300	3,686
Series 2020 C, 5% 2/1/37	9,530	10,723
Series 2021 A, 5% 6/1/38	2,250	2,525
Series 2021 B, 5% 6/1/37	1,390	1,568
Series 2022 A, 5% 8/1/36	7,250	8,456
Series 2022 C, 4% 7/1/35	9,630	10,402
Series 2022 D, 4% 7/1/35	4,120	4,450
Series 2023 A, 5% 8/1/35	1,435	1,697
Series 2023 B, 5% 2/1/39	1,275	1,470
Series R-2017 A:
5% 8/1/28	1,735	1,879
5% 8/1/30	1,735	1,875
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	248
5% 7/1/26	1,935	2,032
5% 7/1/29	3,100	3,212
5% 7/1/34	610	629
5% 7/1/42	5,305	5,397
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,627
5% 10/1/28	1,940	2,131
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,344
5% 8/15/26	1,175	1,235
5% 8/15/28	3,825	4,069
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,117
Series 2015, 5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,328
Series 2017, 5% 8/15/32	1,520	1,601
Series 2019 A1:
5% 8/1/31	1,000	1,098
5% 8/1/35	1,500	1,611
Series 2019 A2, 5% 8/1/44	5,995	6,170
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	578
5% 10/1/31	2,635	2,760
5% 10/1/33	560	584
Series 2019, 4% 10/1/49	5,235	4,492
Series 2016 A, 5% 10/1/30	2,510	2,633
TOTAL WASHINGTON		274,410
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,118
Wisconsin - 2.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,155
5% 1/1/34	1,000	1,088
5% 1/1/38	1,050	1,103
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	4,110	4,189
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	3,700
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 3.5%, tender 5/1/23 (b)(c)	8,500	8,499
Series 2017 A1, 3.5%, tender 5/1/23 (b)(c)	8,800	8,799
Series 2017 A2, 3.5%, tender 5/1/23 (b)(c)	23,400	23,396
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,110
5.25% 5/15/37 (d)	345	329
5.25% 5/15/42 (d)	420	386
5.25% 5/15/47 (d)	420	373
5.25% 5/15/52 (d)	790	687
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	796
5% 10/1/48 (d)	1,175	986
5% 10/1/53 (d)	3,010	2,469
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,063
Series 2020, 5% 4/1/30 (d)	500	506
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	843
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	997
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	988
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	910
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	797
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	213
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	313
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	738
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,630
Series 2021 2, 5% 5/1/25	5,270	5,543
Series 2021 A:
5% 5/1/32	7,920	8,934
5% 5/1/34	10,820	12,149
5% 5/1/35	11,365	12,684
Series 2022 4:
5% 5/1/34	3,000	3,602
5% 5/1/35	3,000	3,561
Series A, 5% 5/1/30	2,915	3,141
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,688
Series 2014 A:
5% 11/15/24	8,510	8,794
5% 11/15/27	6,515	6,713
Series 2014:
5% 5/1/26	810	826
5% 5/1/28	1,750	1,783
5% 5/1/29	865	881
Series 2015, 5% 12/15/27	1,175	1,218
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,302
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	1,986
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,317
Series 2019 B1, 2.825% 11/1/28	2,130	1,878
Series 2019 B2, 2.55% 11/1/27	790	740
Series 2019:
5% 12/15/31	1,000	1,122
5% 12/15/32	1,750	1,955
5% 12/15/34	1,720	1,888
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	976
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	6,984
Series 2012:
5% 6/1/27	1,750	1,752
5% 6/1/32	995	996
5% 6/1/39	2,345	2,345
Series 2021, 3% 10/15/37	7,225	6,348
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	3,965	3,872
Series A, 3.5% 9/1/50	6,895	6,858
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,098
0.81%, tender 5/1/25 (b)	3,800	3,617
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26 (Escrowed to Maturity)	8,580	9,250
5% 5/1/27 (Escrowed to Maturity)	12,590	13,900
TOTAL WISCONSIN		219,764
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	253
TOTAL MUNICIPAL BONDS (Cost $10,810,810)		10,562,771

Municipal Notes - 2.4%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.6%
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 4.22% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	18,100	18,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2023 A3, 3.42% 6/7/23, LOC Barclays Bank PLC, CP (c)	20,000	19,970
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	31,600	31,600
TOTAL CALIFORNIA		69,670
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	828	828
Florida - 0.0%
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,800	2,800
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 4.17% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,950	2,950
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series XF 13 79, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XL 03 15, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	9,600	9,600
Series XM 10 41, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,500	4,500
Series XM 10 42, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XM 10 43, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,000	8,000
Series XM 10 44, 4.27% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	15,200	15,200
TOTAL ILLINOIS		53,300
Kentucky - 0.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 5% 4/3/23, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 5% 4/3/23, VRDN (b)(c)	18,600	18,600
TOTAL KENTUCKY		52,600
Louisiana - 0.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,700	3,700
Maryland - 0.2%
Integrace Obligated Group Participating VRDN Series 2022 024, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	13,590	13,590
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.98% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,095	7,095
TOTAL MARYLAND		20,685
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,400	1,400
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	6,020	6,020
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 4.17% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,335	5,335
New York - 0.0%
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 3.67% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	1,315	1,315
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.45% 4/7/23, VRDN (b)(c)	19,500	19,500
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 4.17% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,160	1,160
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.22% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,715	7,715
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.54% 4/6/26, VRDN (b)	12,640	12,640
TOTAL MUNICIPAL NOTES (Cost $261,648)		261,618

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.21% (j)(k) (Cost $279,243)	279,204,115	279,265

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $11,351,701)	11,103,654
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,488
NET ASSETS - 100.0%	11,115,142

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,350,000 or 1.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,748,000 or 0.1% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	828

Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	1,400

Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	3,700

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	2,800

Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 4.27% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21 - 8/17/22	6,020

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	382,515	275,669	378,919	2,705	-	-	279,265	14.7%
Total	382,515	275,669	378,919	2,705	-	-	279,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.